Document Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jul. 24, 2011	Dec. 31, 2010
Document Entity Information [Abstract]
Document Type	10-K
Document period end date	Dec 31, 2011
Amendment flag	false
Document Period Focus	Q4
Document Fiscal Year Focus	2011
Current fiscal year end date	--12-31
Entity central index key	0000759458
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	Canandaigua National Corporation
Entity voluntary filers	No
Entity well known seasoned issuer	No
Entity common stock shares outstanding		1,887,254
Entity public float			$ 196,091,000

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets [Abstract]
Cash and Due from Banks	$ 52,715	$ 28,951
Interest-bearing Deposits in Banks and Other Financial Institutions	6,490	4,200
Federal funds sold	67,535	105,078
Securities:
- Available for sale, at fair value	114,258	113,995
- Held-to-maturity	167,225	155,881
Loans - net	1,276,426	1,189,221
Premises and equipment - net	16,101	14,370
Accrued interest receivable	6,627	6,337
Federal Home Loan Bank stock and Federal Reserve Bank stock	2,656	2,460
Goodwill	15,810	8,818
Intangible assets	6,787	5,724
Prepaid FDIC Assessment	3,905	5,175
Other assets	24,935	21,294
Total Assets	1,761,470	1,661,504
Deposits:
Demand Non-interest bearing	227,284	186,289
Demand-interest bearing	175,409	150,360
Savings and money market	745,713	648,291
Time	398,204	488,390
Total deposits	1,546,610	1,473,330
Borrowings	0	330
Junior subordinated debentures	51,547	51,547
Accrued interest payable and other liabilities	27,533	12,503
Total Liabilities	1,625,690	1,537,710
Stockholders' Equity:
Preferred stock	0	0
Common stock	9,732	9,732
Additional paid-in-capital	8,834	8,823
Retained earnings	120,675	109,768
Treasury stock	(4,912)	(4,728)
Accumulated other comprehensive income, net	(1,455)	199
Total Canandaigua National Corporation Stockholder's Equity	132,874	123,794
Noncontrolling Interest	2,906	0
Total Equity	135,780	123,794
Total Liabilities and Stockholders' Equity	$ 1,761,470	$ 1,661,504

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Held-to-maturity fair value	$ 163,121	$ 160,401
Preferred stock par value	$ 0.01
Preferred stock, authorized shares	4,000,000
Preferred stock, issued shares	0
Common stock, par value	$ 20	$ 20
Common stock, authorized	16,000,000	16,000,000
Common stock, shares issued	1,946,496	1,946,496
Treasury stock, shares	58,497	57,748

CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans, including fees	$ 64,907	$ 67,571	$ 66,107
Securities	7,936	8,652	8,893
Federal funds sold interest	354	207	118
Other interest	24	36	58
Total interest income	73,221	76,466	75,176
Interest expense:
Deposits	8,843	12,113	17,243
Borrowings	0	207	550
Junior subordinated debentures	2,905	3,005	3,009
Total interest expense	11,748	15,325	20,802
Net interest income	61,473	61,141	54,374
Provision for loan losses	3,775	6,150	4,345
Net interest income after provision for loan losses	57,698	54,991	50,029
Other income:
Service charges on deposit accounts	10,972	10,725	9,019
Trust and investment services income	12,632	10,984	10,056
Net gain on sale of mortgage loans	2,126	2,366	3,015
Loan servicing income, net	928	877	582
Loan-related fees	267	351	332
(Loss) on calls of securities, net	(191)	(170)	(159)
Other operating income	2,074	1,588	1,925
Total other income	28,808	26,721	24,770
Operating expenses:
Salaries and employee benefits	35,019	30,526	28,447
Occupancy, net	7,530	6,805	6,172
Technology and data processing	4,480	3,881	3,555
Professional and other services	4,751	3,297	2,949
Marketing and public relations	2,829	2,515	2,206
Office supplies, printing and postage	1,556	1,470	1,519
Intangible amortization	1,187	995	1,063
Other real estate operations	1,049	1,297	1,200
FDIC insurance	1,405	2,152	2,586
Other operating expenses	4,597	4,913	4,507
Total operating expenses	64,403	57,851	54,204
Income before income taxes	22,103	23,861	20,595
Income taxes	6,178	6,205	5,401
Net income before noncontrolling interests	15,925	17,656	15,194
Net (loss) attributable to noncontrolling interests	(387)	0	0
Canandaigua National Corporation net income	$ 16,312	$ 17,656	$ 15,194
Basic earnings per share	$ 8.64	$ 9.35	$ 8.06
Diluted earnings per share	$ 8.48	$ 9.2	$ 7.92

CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2008		$ 9,732	$ 8,591	$ 87,273	$ (4,819)	$ (339)	$ 0
Balance, shares at Dec. 31, 2008	1,887,436
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	(266)	0
Change in unrealized gain on securities available for sale		0	0	0	0	808	0
Plus reclassification adjustment for realized losses included in net income on called securities		0	0	0	0	(25)	0
Canandaigua National Corporation net income	15,194	0	0	15,194	0	0	0
Total comprehensive income	16,293
Purchase of treasury stock		0	0	0	(360)	0	0
Purchase of treasury stock, shares	(4,516)
Shares issued as compensation		0	0	(3)	36	0	0
Shares issued as compensation, shares	424
Cash dividend		0	0	(4,669)	0	0	0
Change in noncontrolling interest	0
Balance at Dec. 31, 2009		9,732	8,591	97,795	(5,143)	760	0
Balance, shares at Dec. 31, 2009	1,883,344
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	(324)	0
Change in unrealized gain on securities available for sale		0	0	0	0	(971)	0
Plus reclassification adjustment for realized losses included in net income on called securities		0	0	0	0	(86)	0
Canandaigua National Corporation net income	17,656	0	0	17,656	0	0	0
Total comprehensive income	17,095
Purchase of treasury stock		0	0	0	(511)	0	0
Purchase of treasury stock, shares	(5,564)
Shares issued as compensation	0		0	0	54	0	0
Shares issued as compensation, shares	624
Cash dividend		0	0	(5,121)	0	0	0
Change in noncontrolling interest	0
Exercise of stock options		0	232	(562)	872	0	0
Exercise of stock options, shares	10,344
Balance at Dec. 31, 2010	123,794	9,732	8,823	109,768	(4,728)	199	0
Balance, shares at Dec. 31, 2010	1,888,748
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	2,141	0
Change in unrealized gain on securities available for sale		0	0	0	0	346	0
Plus reclassification adjustment for realized losses included in net income on called securities		0	0	0	0	141	0
Canandaigua National Corporation net income	16,312	0	0	16,312	0	0	(387)
Purchase of treasury stock		0	0	0	219	0	0
Purchase of treasury stock, shares	(1,912)
Shares issued as compensation		0	11	0	35	0	0
Shares issued as compensation, shares	418
Cash dividend		0	0	5,405	0	0	0
Change in noncontrolling interest	2,906						3,299
Payments of Dividends, Noncontrolling Interest							6
Balance at Dec. 31, 2011	$ 135,780	$ 9,732	$ 8,834	$ 120,675	$ (4,912)	$ (1,455)	$ 2,906
Balance, shares at Dec. 31, 2011	1,887,254

CONDENSED CONSOLIDATED OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flow from operating activities:
Net income	$ (16,312)	$ (17,656)	$ (15,194)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion	6,097	5,285	5,071
Provision for loan losses	3,775	6,150	4,345
Gain on sale of premises and equipment and other real estate, net	(105)	(32)	(61)
Writedown of other real estate	208	493	81
Deferred income tax benefit	(574)	(763)	(589)
Income from equity-method investments, net	(363)	59	(83)
(Loss) on calls of securities, net	191	170	159
Net gain on sale of mortgage loans	(2,126)	(2,366)	(3,015)
Originations of loans held for sale	(166,240)	(203,582)	(268,203)
Proceeds from sale of loans held for sale	174,923	198,492	266,614
Decrease in prepaid FDIC assessment	0	0	(7,659)
(Increase) decrease in other assets	114	3,564	(4,046)
Increase (decrease) in all other liabilities	3,103	(2,857)	3,330
Net cash provided by operating activities	35,315	22,269	11,138
Securities available-for-sale:
Proceeds from maturities and calls	80,156	65,844	29,488
Purchases	(79,888)	(62,409)	(50,823)
Securities held to maturity:
Proceeds from maturities and calls	42,613	33,256	37,868
Purchases	(55,228)	(31,076)	(36,369)
Loan principal collections in excess of originations, net	(99,398)	(45,135)	(71,692)
Purchase of premises and equipment, net	(4,044)	(4,428)	(2,726)
Purchases of FRB and FHLB stock, net	(196)	229	322
Investment in equity-method investments	(5)	(752)	(37)
Proceeds from sale of other real estate	1,158	1,144	711
Acquistion of WBI net of cash acquired	(2,250)	0	0
Net cash provided (used) by investing activities	(117,082)	(43,327)	(93,258)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net increase in demand, savings and money market deposits	163,466	96,846	112,881
Net decrease in time deposits	(90,186)	(1,213)	35,909
Overnight borrowings, net	0	0	(4,400)
Principal repayments of term borrowings	(330)	(9,534)	(11,720)
Proceeds from sale of treasury stock	46	54	33
Payments to acquire treasury stock	(219)	(511)	(360)
Proceeds from issuance of treasury stock under stock option plan	0	310	0
Tax benefit from stock option exercise	0	232	0
Change in noncontrolling interest, net	(2,906)	0	0
Dividends paid	(5,405)	(5,121)	(4,669)
Net cash provided by financing activities	70,278	81,063	127,674
Net increase in cash and cash equivalents	(11,489)	60,005	45,554
Cash and cash equivalents - beginning of period	138,229	78,224	32,670
Cash and cash equivalents - end of period	126,740	138,229	78,224
Supplemental Cash Flow Information [Abstract]
Interest paid	12,251	15,444	21,447
Income taxes paid	7,395	8,029	4,926
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Real estate acquired in settlement of loans	1,861	2,927	2,864
Fairvalueofacquisitionsabstract [Abstract]
Fair value of assets acquired (noncash)	10,178	0	0
Fair value of liabilities assumed.	$ 8,445	$ 0	$ 0

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Basis Of Presentation [Abstract]
Summary of Significant Accounting Policies

(1) Summary of Significant Accounting Policies

Business

Canandaigua National Corporation (the Company) provides a full range of financial services, including banking, trust, investment, and insurance services to individuals, corporations, and municipalities. The Company is subject to competition from other financial services and commercial companies in various regulated and unregulated industries. The Company and its subsidiaries are subject to the regulations of certain federal and state agencies and undergo regular examinations by those regulatory authorities.

Basis of Presentation

The Consolidated Financial Statements include the accounts of the Company and its wholly- and majority-owned subsidiaries. Its principal operations comprise the activities of The Canandaigua National Bank and Trust Company (the Bank), CNB Mortgage Company (CNBM), Genesee Valley Trust Company (GVT), and WBI OBS Financial, LLC (OBS). OBS is included effective November 30, 2011, the date of its acquisition. All significant intercompany accounts and transactions have been eliminated in consolidation. The Company accounts for investments in minority-owned entities under the equity method. The Consolidated Financial Statements have been prepared in conformity with U.S. Generally Accepted Accounting Principles and conform to predominant practices within the financial services industry.

In preparing the Consolidated Financial Statements, management made estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements; as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, particularly with respect to the allowance for loan losses and securities with other than temporary impairment.

Amounts in prior years' Consolidated Financial Statements are reclassified whenever necessary to conform to the current year's presentation.

Management has evaluated the impact of subsequent events on these financial statements to the date of filing of this Annual Report with the Securities and Exchange Commission.

Effective August 31, 2010, CNB Mortgage Company became a wholly-owned subsidiary of The Canandaigua National Bank and Trust Company. It was formerly a wholly-owned subsidiary of Canandaigua National Corporation. The reason for the change was to bring CNB Mortgage Company under the federal banking regulatory structure from New York State's banking regulatory structure, which had become increasingly rigid and costly. There was no change in the consolidated financial results, in segment reporting, or in management of the companies.

Cash Equivalents

For the purpose of reporting cash flows, cash and cash equivalents include cash, interest-bearing and other balances due from banks, and federal funds sold.

Securities

The Company classifies its debt securities as either available for sale or held to maturity as the Company does not hold any securities considered to be trading. Held to maturity securities are those that the Company has the ability and intent to hold until maturity. Held to maturity securities are recorded at amortized cost. All other securities not included as held to maturity are classified as available for sale.

Available for sale securities are recorded at fair value. Except for unrealized losses charged to earnings for other-than-temporary-impairment deemed to be credit-related or based on intent to sell, unrealized holding gains and losses, net of the related tax effect, are excluded from earnings and are included in accumulated other comprehensive income (loss) in stockholders' equity until realized.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. Consideration is given to: (1) the length of time and the extent to which the fair value has been less than cost; (2) the financial condition and near-term prospects of the issuer; and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. A decline in fair value of any security below cost that is deemed other than temporary and related to the credit-worthiness of the issuer is charged to earnings, resulting in the establishment of a new cost basis for the security. Management generally evaluates the credit-worthiness of the issuer based on their ability to produce sufficient cash flows to service the contractual debt obligation.

Interest income and dividends are recognized when earned. Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the interest method. Realized gains and losses are included in earnings and are determined using the specific identification method.

Loans

Loans, other than loans designated as held for sale, are stated at the principal amount outstanding net of deferred origination costs. Interest and deferred fees and costs on loans are credited to income based on the effective interest method. Loans held for sale are carried at the lower of cost or fair value.

The accrual of interest on commercial and real estate loans is generally discontinued, and previously accrued interest is reversed, when the loans become 90 days delinquent or when, in management's judgment, the collection of principal and interest is uncertain. Loans are returned to accrual status when the doubt no longer exists about the loan's collectability and the borrower has demonstrated a sustained period of timely payment history. Specifically, the borrower will have resumed paying the full amount of scheduled interest and principal payments; all principal and interest amounts contractually due (including arrearages) are reasonably assured of repayment within a reasonable period (6 months); and there is a sustained period of repayment performance (generally a minimum of six months) by the borrower, in accordance with the contractual terms involving payments of cash or cash equivalents. Interest on consumer loans is accrued until the loan becomes 120 days past due at which time principal and interest are generally charged off.

Management, considering current information and events regarding the borrowers' ability to repay their obligations, considers a loan to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When a loan is considered to be impaired, and sufficient information exists to make a reasonable estimate of the inherent loss, the amount of the impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the loan's observable fair value or the fair value of underlying collateral if the loan is collateral-dependent. In the absence of sufficient, current data to make a detailed assessment of collateral values or cash flows, management measures impairment on a pool basis using historical loss factors equivalent to similarly impaired loans. Impairment reserves are included in the allowance for loan losses through a charge to the provision for loan losses. Cash receipts on impaired loans are generally applied to reduce the principal balance outstanding. In considering loans for evaluation of specific impairment, management generally excludes smaller balance, homogeneous loans: residential mortgage loans, home equity loans, and all consumer loans, unless such loans were restructured in a troubled debt restructuring. These loans are collectively evaluated for risk of loss on a pool basis.

Allowance for Loan Losses

The allowance for loan losses is a valuation reserve for probable and inherent losses in the loan portfolio. Credit losses arise primarily from the loan portfolio, but may also be derived from other credit-related sources, when drawn upon, such as commitments, guarantees, and standby letters of credit. Additions are made to the allowance through periodic provisions, which are charged to expense. All losses of principal are charged to the allowance when incurred or when a determination is made that a loss is expected. Subsequent recoveries, if any, are credited to the allowance.

The Company has established a process to assess the adequacy of the allowance for loan losses and to identify the risks in the loan portfolio. This process consists of the identification of specific reserves for impaired commercial loans and residential mortgages, and the calculation of general reserves, which is a formula-driven allocation.

The calculation of the general reserve involves several steps. A historical loss factor is applied to each loan by loan type and loan classification. The historical loss factors are calculated using a loan-by-loan, trailing eight-quarter net loss migration analysis for commercial loans. For all other loans, a portfolio-wide, trailing eight-quarter net loss migration analysis is used. Adjustments are then made to the historical loss factors based on current-period quantitative objective elements (delinquency, non-performing assets, classified/criticized loan trends, charge-offs, concentrations of credit, recoveries, etc.) and subjective elements (economic conditions, portfolio growth rate, portfolio management, credit policy, and others). This methodology is applied to the commercial, residential mortgage, and consumer portfolios, and their related off-balance sheet exposures. Any allowance for off-balance sheet exposures is recorded in Other Liabilities.

While management uses available information to recognize losses on loans, future additions to the allowance may be necessary. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination.

Troubled Debt Restructurings

In the process of resolving nonperforming loans, we may choose to restructure the contractual terms of certain loans and attempt to work out alternative payment schedules with the borrower in order to avoid foreclosure of collateral. Any loans that are modified are evaluated to determine if they are "troubled debt restructurings” (TDR) and if so, are evaluated for impairment. A TDR is defined as a loan restructure where for legal or economic reasons related to a borrower's financial difficulties, the creditor grants one or more concessions to the borrower that it would not otherwise consider. Terms of loan agreements may be modified to fit the ability of the borrower to repay in respect of its current financial status and restructuring of loans may include the transfer of assets from the borrower to satisfy debt, a modification of loan terms, or a combination of the two. If a satisfactory restructure and payment arrangement cannot be reached, the loan may be referred to legal counsel for foreclosure.

Premises and Equipment

Land is carried at cost. Land improvements, buildings, leasehold improvements and equipment are carried at cost, less accumulated depreciation and amortization. Depreciation is computed using straight-line and accelerated methods over the estimated useful lives of the assets, three to twenty-five years. Amortization of leasehold improvements is provided over the lesser of the term of the lease, including renewal options, when applicable, or the estimated useful lives of the assets.

Other Real Estate

Real estate acquired through foreclosure or deed in lieu of foreclosure (other real estate) is included in other assets and is recorded at the lower of the unpaid loan balance on the property at the date of transfer, or fair value, less estimated costs to sell. Adjustments made to the value at transfer are charged to the allowance for loan losses. After transfer, the property is carried at the lower of cost or fair value less estimated costs to sell. Adjustments to the carrying values of such properties that result from subsequent declines in value are charged to operations in the period in which the declines occur. Operating earnings and costs associated with the properties are charged to other operating income and expense as incurred. Gains on the sale of other real estate are included in results of operations when the sale occurs.

Loan Servicing Assets

The Company services first-lien, residential loans for the Federal Home Loan Mortgage Company (FHLMC), also known as Freddie Mac, and certain commercial loans as lead participant. The associated servicing rights (assets) entitle the Company to a future stream of cash flows based on the outstanding principal balance of the loans and contractual servicing fees. Failure to service the loans in accordance with contractual requirements may lead to a termination of the servicing rights and the loss of future servicing fees.

The Company services all loans for FHLMC on a non-recourse basis; therefore, its credit risk is limited to temporary advances of funds to FHLMC, while FHLMC retains all credit risk associated with the loans. Commercial loans are serviced on a non- recourse basis, whereby the Company is subject to credit losses only to the extent of the proportionate share of the loan's principal balance owned. The Company's contract to sell loans to FHLMC and to the Federal Housing Administration (FHA) via third-parties contain certain representations and warranties that if not met by the Company would require the repurchase of such loans. The Company has not historically been subject to a material volume of repurchases nor is it as of the current year end.

Loan servicing assets are amortized to loan servicing income in the statement of income. In computing amortization expense, the Company uses historical prepayment rates for similar loan pools and applies this amortization rate to each pool. If prepayments occur at a rate different than the applied rate, the Company adjusts the specific pool's amortization in the period in which the change occurs.

For purposes of evaluating and measuring impairment of loan servicing rights, the Company stratifies these assets based on predominant risk characteristics of the underlying loans that are expected to have the most impact on projected prepayments, cost of servicing, and other factors affecting future cash flows associated with the servicing rights, such as loan type, rate, and term. The amount of impairment recognized is the amount by which the carrying value of the loan servicing rights for a stratum exceeds fair value. Impairment is recognized through the income statement.

Goodwill and Intangible Assets

Goodwill has an indefinite useful life and is not amortized, but is tested for impairment. Goodwill impairment tests are performed on an annual basis or when events or circumstances dictate. In these tests, the fair value of the reporting unit with goodwill is compared to the carrying amount of that reporting unit in order to determine if impairment is indicated. If so, the implied fair value of the reporting unit's goodwill is compared to its carrying amount and an impairment loss is measured by the excess of the carrying value over fair value. Fair value of goodwill is estimated using a weighted average of market-based analysis and discounted cash-flow income analysis of the underlying reporting unit.

Intangible assets that have finite useful lives, such as customer relationship and trade name intangibles, are amortized over their useful lives. Customer relationship intangibles are generally amortized over 15 years using an accelerated method. Trade name intangible has been amortized on a straight-line basis over three years. Amortization of these assets is reported in other operating expenses. The amortization period is monitored to determine if circumstances require the period to be revised. The Company also periodically reviews its intangible assets for changes in circumstances that may indicate that the carrying amount of the assets are impaired. The Company tests its intangible assets for impairment if conditions indicate that an impairment loss has more likely than not been incurred by evaluating the recoverability of the assets' carrying value using estimates of undiscounted future cash flows over the remaining assets' lives. Any impairment loss is measured by the excess of carrying value over fair value and is recorded in the measured period as additional amortization expense.

Stock-Based Compensation

Stock-based compensation expense is recognized in the statement of income over the awards' vesting period based on the fair value of the award at the grant date.

The Company accounts for the liability associated with its stock appreciation rights plan at fair value which is re-measured each quarterly reporting period. Fair value is measured using the Black-Scholes-Merton option pricing model. The associated compensation expense or credit reported in the statement of income represents the change in the re-measured liability.

Income Taxes

The Company and its subsidiaries file income tax returns in the U.S. Federal jurisdiction and the states of New York and Florida. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

Derivative Financial Instruments

Derivatives are recognized as either assets or liabilities in the balance sheet and are measured at fair value. If certain conditions are met, a derivative may be specifically designated as: (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment; (b) a hedge of the exposure to variable cash flows of a forecasted transaction; or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available for sale security, or a foreign currency denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. At inception of the hedge, management establishes the application of hedge accounting and the method it will use for assessing the effectiveness of the hedging derivative and the measurement approach for determining the ineffective aspect of the hedge. These are consistent with management's approach to managing risk.

The Company's derivative financial instruments include: (1) commitments to originate fixed-rate residential real estate loans to be held for sale; (2) commitments to sell fixed-rate residential loans; and (3) interest rate swap agreements.

Commitments to originate and commitments to sell fixed-rate residential real estate loans are recorded in the consolidated balance sheet at estimated fair value. Neither of these derivatives instruments is considered a hedge; therefore, periodic changes in the fair value of these instruments are recognized in mortgage banking income in the period in which the change occurs. However, due to the minimal volume and short-term nature of these instruments, the net impact of a change in fair value from the instruments' initially recognized fair value is generally immaterial.

The Company utilizes interest rate swap agreements as part of its management of interest rate risk to modify the repricing characteristics of its floating-rate junior subordinated debentures. For swap agreements, amounts receivable or payable are recognized as accrued under the terms of the agreement, and the net differential is recorded as an adjustment to interest expense of the related debentures. Interest rate swap agreements are designated as cash flow hedges. Therefore, the effective portion of the swaps' unrealized gain or loss was initially recorded as a component of other comprehensive income, and subsequent effective portions are recognized in interest expense. The ineffective portion of the unrealized gain or loss, if any, is reported in other operating income.

Common and Preferred Stock and Stock Split

At a special meeting of the Company's shareholders held on September 14, 2011, the Company's shareholders approved (a) a 4-for-1 forward stock split of the Company's common stock (the “Stock Split”) and (b) a corresponding amendment to the Company's Certificate of Incorporation that would affect the stock split by increasing the Company's total number of authorized shares from 8,000,000 to 20,000,000 shares, increasing the authorized number of shares of common stock from 4,000,000 to 16,000,000 shares, including changing the par value per share from $20.00 to $5.00, and implementing the Stock Split. The amendment to the Company's Certificate of Incorporation effecting the Stock Split was filed with New York State on September 20, 2011. All share data has been adjusted retroactively to reflect this stock split.

At the Company's April 2011 Annual Meeting, shareholders authorized a class of 4,000,000 shares of preferred stock, $.01 par value. No shares of preferred stock have been issued.

Accumulated Other Comprehensive Income

The Company's comprehensive income consists of net income, changes in the net unrealized holding gains and losses of securities available for sale, and the unrealized gain or loss on the effective portion of cash flow hedges. Accumulated other comprehensive income (loss) on the consolidated statements of stockholders' equity is presented net of taxes.

Treasury Stock

Treasury stock is carried on the consolidated balance sheet at cost as a reduction of stockholders' equity. Shares are released from treasury at original cost on a first-in, first-out basis, with any gain on the sale reflected as an adjustment to additional paid-in capital. Losses are reflected as an adjustment to additional paid-in capital to the extent of gains previously recognized, otherwise as an adjustment to retained earnings.

Trust and Investment Services Income

Assets held in fiduciary or agency capacity for clients are not included in the accompanying consolidated balance sheets, since such assets are not assets of the Company. Fees are calculated based upon the market value of the underlying assets. Fee income is recognized when earned, and is not subject to return-performance contingencies.

Earnings Per Share

Basic earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of shares outstanding during the year. Diluted earnings per share includes the maximum dilutive effect of stock issuable upon exercise of stock options.

New Accounting Standards

The following Accounting Standards Updates (ASU) were implemented in 2011 with no material impact to our financial condition or results of operations. In some instances, expanded disclosures were required:

ASU 2010-28, Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts (a consensus of the FASB Emerging Issues Task Force). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors. The qualitative factors are consistent with the existing guidance and examples in paragraph 350-20-35-30, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

ASU 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations (a consensus of the FASB Emerging Issues Task Force). ASU201-29 specifies that if a public entity presents comparative financial statements, the entity (acquirer) should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. It also expands the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings.

ASU 2011-02.  A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring, issued April, 2011.  The amendments in this Update clarify the guidance on a creditor's evaluation of whether it has granted a concession. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following exist: (1) the restructuring constitutes a concession; and (2) the debtor is experiencing financial difficulties. The amendments in this Update were effective beginning with the third quarter of 2011, and were to be applied retrospectively to the beginning of 2011. In general, the Company does not renegotiate nor does it materially modify loans to non-troubled borrowers. Loans to troubled borrowers are typically placed in non-accrual status in advance of any consideration of renegotiation, and in only rare instances will the Company renegotiate a loan that results in a material concession to the borrower.

Acqusitions of Trust and Investment Companies and Trust and Investment Management Accounts	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acqusitions of Trust and Investment Companies and Trust and Investment Management Accounts

(2) Acquisitions of Trust and Investment Companies and Trust and Investment Management Accounts

On November 30, 2011, the Company acquired a majority interest in WBI OBS Financial, LLC (WBI), a company formed to concurrently acquire OBS Holdings, Inc. (OBS). OBS, an Ohio-based company, provides investment sub-advisory services to the Bank and several other financial institutions, primarily community banks and credit unions, and has approximately $900 million in managed assets. Under the terms of WBI's acquisition, it will pay the seller a total of $7 million, consisting of a $2.5 million payment on May 31, 2012, a $3.5 million payment on May 31, 2014, and $1 million cumulative quarterly non-maturity payments contingent upon net revenue improvements at OBS, all of which is included in Accrued interest Payable and Other Liabilities at December 31, 2011. Under the terms of the Company's purchase of WBI, in exchange for a 65% ownership interest, the Company paid WBI $2.3 million on November 30, 2011, and will pay an additional $0.3 million in November 2012. Additionally, the company will fund the $2.5 million payment due May 31, 2012. The remaining payment obligations of WBI will be shared pro-rata with other WBI investors. WBI investors have agreed to allocate up to 15% of the ownership structure to employees of OBS, subject to certain conditions. As of December 31, 2011, no interests have been allocated.

The results of WBI's consolidated operations are included in our Consolidated Statements of Income from the date of acquisition. Since acquisition, WBI reported an approximate $1.1 million loss, which was a result of merger-related legal and advisory expenses. As of December 31, 2011, the Company had not completed its comprehensive analysis of the fair value of assets acquired and liabilities assumed. The Company expects to complete this analysis in 2012. As of December 31, 2011, the Company's estimates, as recorded in the financial statements, follow (dollars in thousands):

Consideration paid:
Cash paid and to be paid to WBI	$2,500
Cash to be paid by WBI	7,000
Fair value of non-contolling interest	1,750
Total consideration	$11,250

Estimated recognized amounts of identifiable assets acquired:
Cash and equivalents	$2,525
Premises and equipment	61
Other assets	7,867
Customer list intangible	2,250
Due to seller	(7,000)
Accrued expenses	(545)
Deferred tax liability	(900)
Total identifiable net assets	4,258

Goodwill:	$6,992

We preliminarily estimated the customer list intangible by using a market multiple of revenues. This estimate is subject to revision when the Company finalizes its fair valuation in 2012.

Actual consolidated financial information since the date of acquisition is included in the Segment footnote. The following table presents consolidated, unaudited pro-forma information as if the acquisition had occurred on January 1, 2010. The proforma information does not necessarily reflect the results of operations that would have occurred had the Company completed the acquisition at the beginning of 2010, since the results do not include possible cost savings, revenue improvements, or other investments that a new owner might have made.

Unaudited Pro-forma year end information

	2011	2010

Net interest income after provision for loan loss	$57,698	54,991
Other income	31,179	28,316
Intangible amortization expense	(2,167)	(1,756)
Merger-related expenses	-	(1,122)
All other expenses	(70,316)	(65,633)
Non-controlling interest	360	608
Net income attributable to CNC	$16,754	15,404

Pro-forma earnings per share
Basic	$8.87	8.16
Diluted	$8.71	8.03

On September 29, 2006, the Bank acquired investment management accounts from another bank and assumed the successor trustee role for personal trusts. The market value of the underlying assets was approximately $66.6 million and was added to existing assets under administration. In connection with the acquisition, the Company recorded, at cost, a customer list intangible asset of approximately $1.4 million. The asset is being amortized on an accelerated basis over fifteen years. As a result of the Company's annual fair value estimation in 2011, an additional $50,000 amortization expense over expected amortization was recorded to reflect customer account attrition in excess of original estimates.

On January 2, 2008, the Company completed its acquisition of 100% of the voting shares of Genesee Valley Trust Company (GVT), a Rochester-based New York State chartered trust company. The acquisition of GVT provided the Company with additional trust and investment services income. The total cash purchase price approximated $18.8 million. A payment of $13.1 million was made at closing, and subsequent payments of $4.1 million, $1.3 million, and $0.3 million were made each January 2009, 2010, and 2011, respectively. The acquisition resulted in the recording of certain intangible assets (customer list: $6.9 million; trade name: $0.1 million) and goodwill, all of which totaled $8.8 million and substantially all of which will be deductible for income tax purposes. In addition, a non-interest bearing note payable totaling $5.5 million was recorded along with a discount on the note of $0.5 million. The customer list intangible is being amortized on an accelerated basis over fifteen years, the trade name was amortized over three years. The note discount was amortized over three years to interest expense. As a result of the Company's annual fair value estimation in 2011, an additional $250,000 amortization expense over expected amortization was recorded to reflect customer account attrition in excess of original estimates.

On December 31, 2008, the Bank acquired from an investment management company, investment management accounts and assumed the successor trustee role for personal trusts. The market value of the underlying assets was approximately $42.6 million and was added to existing assets under administration. An initial payment of $0.3 million was made at closing with subsequent payments of $0.2 million in December 2009 and $0.2 million in December 2010. The acquisition resulted in the recording of a customer list intangible asset of $0.7 million, substantially all of which will be deductible for income tax purposes. The Company also recorded a non-interest bearing note totaling $0.3 million, which was paid as of December 31, 2010. The intangible asset is being amortized on an accelerated basis over fifteen years.

Acquisition-related identifiable intangible assets were comprised of the following at December 31, (in thousands):

	2011	2010
Gross carrying amounts
Customer list intangible from 2006	$1,420	1,420
Customer list intangible from GVT	6,870	6,870
Trade name from GVT	100	100
Customer list intangible from investment company	665	665
Estimated customer list intangible from OBS	2,250	-
Total	11,305	9,055
Less accumulated amortization	(4,518)	(3,331)

Intangible asset – net	$6,787	5,724

Amortization expense amounted to $1,187,000, $995,000, and $1,063,000 for the years ended December 31, 2011, 2010, and 2009, respectively. Amortization expense, exclusive of amortization that may result from the WBI acquisition, is projected over the next five years as follows: 2012: $812,000, 2013: $739,000; 2014: $663,000; 2015: $589,000 and 2016: $513,000.

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Secutrities

(3) Securities

Information about the securities portfolios follows (in thousands):

	December 31, 2011
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	55,766	377	(18)	56,125
State and municipal obligations	53,531	1,917	(23)	55,425
Corporate obligations (1)	1,093	2	(296)	799
Equity securities	1,295	112	-	1,407

Total Securities Available for Sale	$112,187	2,408	(337)	114,258

	(1)Amortized cost includes cumulative $360,000 write-down for other-than-temporary impairment.

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$1,007	1	-	1,008
State and municipal obligations	165,348	5,113	(135)	170,326
Corporate obligations	870	313	-	1,183

Total Securities Held to Maturity	$167,225	5,427	(135)	172,517

	December 31, 2010
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$503	-	-	503
U.S. government sponsored enterprise obligations	43,669	203	(663)	43,209
State and municipal obligations	66,004	1,988	(34)	67,958
Corporate obligations(1)	1,191	-	(233)	958
Equity securities	1,293	74	-	1,367

Total securities Available for Sale	$112,660	2,265	(930)	113,995

	(1)Amortized cost includes cumulative write-downs of $860,000 prior to 2010 for other-than-temporary impairment.

Securities Held to Maturity:
U.S. government sponsored agencies obligations	$7,005	33	-	7,038
State and municipal obligations	147,965	4,400	(324)	152,041
Corporate obligations	911	414	(3)	1,322

Total securities Held to Maturity	$155,881	4,847	(327)	160,401

3) Securities (continued)

The amortized cost and fair value of debt securities by years to maturity as of December 31, 2011, follow (in thousands). Maturities of amortizing securities are classified in accordance with their contractual repayment schedules. Expected maturities will differ from contracted maturities since issuers may have the right to call or prepay obligations without penalties

	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost (1)	Fair Value	Cost	Fair Value
Years
Under 1	$18,977	19,180	31,107	31,467
1 to 5	36,872	38,480	119,175	123,264
5 to 10	52,045	52,348	16,055	16,583
10 and over	2,998	2,843	888	1,203

Total	$110,892	112,851	167,225	172,517

(1)Amortized cost includes a cumulative $360,000 write-down for other-than-temporary impairment.

At December 31, 2011, and 2010, securities at amortized cost of $209.8 million and $185.3 million, respectively, were pledged to secure municipal deposits and for other purposes required or permitted by law.

During 2011, the Company sold $0.1 million of corporate obligations at a minor loss. There were no securities sales in 2010 or 2009.

Interest on securities segregated between taxable interest and tax-exempt interest for the years ended December 31, 2011, 2010, and 2009, follows (in thousands):

The following table presents the fair value of securities with gross unrealized losses at December 31, 2011, aggregated by category and length of time that individual securities have been in a continuous loss position (in thousands).

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$7,610	18	-	-	7,610	18
State and municipal obligations	355	3	996	20	1,351	23
Corporate obligations	-	-	759	296	759	296

Total temporarily impaired securities	$7,965	21	1,755	316	9,720	337

Securities Held to Maturity:
State and municipal obligations	$7,886	80	4,647	55	12,533	135

Total temporarily impaired securities	$7,886	80	4,647	55	12,533	135

Substantially all of the unrealized losses on the Company's securities were caused by market interest rate changes from those in effect when the specific securities were purchased by the Company. The contractual terms of these securities do not permit the issuer to settle the securities at a price less than par value. Except for certain corporate obligations, all securities rated by an independent rating agency carry an investment grade rating. Because the Company does not intend to sell the securities and it believes it is not likely to be required to sell the securities before recovery of their amortized cost basis, which may be, and is likely to be, maturity, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011, except as discussed below.

In the available-for-sale portfolio, the Company holds approximately $0.8 million of bank trust-preferred securities with an adjusted cost basis of $1.1 million. These securities are backed by debt obligations of banks, with approximately $0.7 million of the securities backed by two of the largest U.S. banks and $0.1 million backed by a pool of banks' debt in the form of a collateralized debt obligation (CDO). As a result of market upheaval, a lack of regular trading market in these securities, and bank failures, the fair value of these securities had fallen sharply in 2008 and continued to fall in the first half of 2009. The Company recognized cumulative other-than-temporary-impairment (OTTI) amounting to $0.9 million on one CDO over several years. Management sold a portion of this security in 2011 and intends to sell the remainder in whole or in part over time. If the financial condition of the underlying banks deteriorates, further write-downs could occur before a sale, which would be reflected in the statement of operations. The maximum potential write-down would be its current carrying value of less than $0.1 million.

The following table presents the fair value of securities with gross unrealized losses at December 31, 2010, aggregated by category and length of time that individual securities have been in a continuous loss position (in thousands).

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$27,565	663	-	-	27,565	663
State and municipal obligations	1,066	21	1,352	13	2,418	34
Corporate obligations	-	-	778	233	778	233

Total temporarily impaired securities	$28,631	684	2,130	246	30,761	930

Securities Held to Maturity:
State and municipal obligations	$11,950	276	4,777	48	16,727	324
Corporate obligations	151	3	-	-	151	3

Total temporarily impaired securities	$12,101	279	4,777	48	16,878	327

The aggregate cost of the Company's cost-method investments totaled $4.5 million and $4.3 million at December 31, 2011, and 2010, respectively, of which $2.7 million and $2.5 million, respectively, were in Federal Home Loan Bank stock and Federal Reserve Bank stock, as required by law.

Loans and Allowances for Loan Losses	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Loans and Allowances for Loan Losses [Abstract]
Loans and Allowances for Loan Losses

(4) Loans and Allowance for Loan Losses

Loans

The Company's market area is generally Ontario County and Monroe County of New York State. Substantially all loans are made in its market area. Accordingly, the ultimate collectability of a substantial portion of the Company's loan portfolio is susceptible to changes in the economic conditions in this area. The Company's concentrations of credit risk are as disclosed in the following table of loan classifications. The concentrations of credit risk in related loan commitments and letters of credit parallel the loan classifications reflected. Other than general economic risks, management is not aware of any material concentrations of credit risk to any industry or individual borrower.

The major loan classifications of loans at December 31, 2011 and December 31, 2010, follow (in thousands), along with a description of their underwriting and risk characteristics:

	2011	2010

Commercial and industrial	$198,744	212,707
Mortgages:
Commercial	467,413	434,787
Residential - first lien	256,173	232,953
Residential - second lien	101,877	96,416
Consumer:
Automobile - indirect	227,541	181,481
Other	25,583	26,437
Loans held for sale	7,556	14,113

Total loans	1,284,887	1,198,894
Plus - Net deferred loan costs	7,634	5,962
Less - Allowance for loan losses	(16,095)	(15,635)

Loans - net	$1,276,426	1,189,221

Commercial and Industrial Loans: These loans generally include term loans and lines of credit. Such loans are made available to businesses for working capital (including inventory and receivables), business expansion (including acquisition of real estate, expansion and improvements) and equipment purchases. As a general practice, a collateral lien is placed on equipment or other assets owned by the borrower. These loans carry a higher risk than commercial real estate loans by the nature of the underlying collateral, which can be business assets such as equipment and accounts receivable. To reduce the risk, management also attempts to secure secondary collateral, such as real estate, and obtain personal guarantees of the borrowers. To further reduce risk and enhance liquidity, these loans generally carry variable rates of interest, repricing in three- to five-year periods, and have a maturity of five years or less. Lines of credit generally have terms of one year or less and carry floating rates of interest (e.g., prime plus a margin).

Commercial Mortgages: Commercial real estate loans are made to finance the purchases of real property which generally consists of real estate with completed structures. These commercial real estate loans are secured by first liens on the real estate, which may include apartments, commercial structures housing businesses, healthcare facilities, and other non-owner occupied facilities. These loans are considered by the Company to be less risky than commercial and industrial loans, since they are secured by real estate and buildings. The loans typically have adjustable interest rates, repricing in three- to five-year periods, and require principal payments over a 10- to 25-year period. Many of these loans include call provisions within 10 to 15 years of their origination. The Company's underwriting analysis includes credit verification, independent appraisals, a review of the borrower's financial condition, and the underlying cash flows. These loans are typically originated in amounts of no more than 80% of the appraised value of the property serving as collateral.

Residential First-Lien Mortgages: We originate adjustable-rate and fixed-rate, one-to-four-family residential real estate loans for the construction, purchase or refinancing of a mortgage. These loans are collateralized by owner-occupied properties located in the Company's market area. They are amortized over five to 30 years. Substantially all residential loans secured by first mortgage liens are originated by CNB Mortgage and sold to either the Bank or third-party investors. Generally, fixed-rate mortgage loans with a maturity or call date of ten years or less and a rate of 5% or more are retained in the Company's portfolio. For longer term, fixed-rate residential mortgages without escrow, the Company generally retains the servicing, but sells the right to receive principal and interest to Federal Home Loan Mortgage Company, also known as Freddie Mac. All loans not retained in the portfolio or sold to Freddie Mac are sold to unrelated third parties with servicing released. This practice allows the Company to manage interest rate risk, liquidity risk, and credit risk. From time to time, the Company may also purchase residential mortgage loans which are originated and serviced by third parties. In an effort to manage risk of loss and strengthen secondary market liquidity opportunities, management typically uses secondary market underwriting, appraisal, and servicing guidelines. Loans on one-to-four-family residential real estate are mostly originated in amounts of no more than 85% of appraised value or have private mortgage insurance. Mortgage title insurance and hazard insurance are normally required. Construction loans have a unique risk, because they are secured by an incomplete dwelling. This risk is reduced through periodic site inspections, including at each loan draw period.

Residential Second-Lien Mortgages: The Company originates home equity lines of credit and second mortgage loans (loans secured by a second [junior] lien position on one-to-four-family residential real estate). These loans carry a higher risk than first mortgage residential loans as they are in a second position relating to collateral. Risk is reduced through underwriting criteria, which include credit verification, appraisals, a review of the borrower's financial condition, and personal cash flows. A security interest, with title insurance when necessary, is taken in the underlying real estate.

Consumer Loans: The Company funds a variety of consumer loans, including direct and indirect automobile loans, recreational vehicle loans, boat loans, aircraft loans, home improvement loans, and personal loans (collateralized and uncollateralized). Most of these loans carry a fixed rate of interest with principal repayment terms typically ranging from one to ten years, based upon the nature of the collateral and the size of the loan. The majority of consumer loans are underwritten on a secured basis using the underlying collateral being financed or a customer's deposit account. A small amount of loans are unsecured, which carry a higher risk of loss.

Loans Held for Sale: These are the Residential First-Lien Mortgages, discussed above, which are sold to Freddie Mac and other third parties. These loans are carried at their lower of cost or fair value, calculated on a loan-by-loan basis.

Commercial loan participations amounted to $114,969,000 and $116,111,000 at December 31, 2011 and 2010, respectively. Residential mortgage loans serviced for FHLMC, amounted to $461,950,000 and $435,220,000 at December 31, 2011 and 2010, respectively. None of these loans are included in the Consolidated Financial Statements or the tables within this Note.

Certain executive officers, directors and their business interests are customers of the Company. Transactions with these parties are based on substantially the same terms as similar transactions with unrelated third parties and do not carry more than normal credit risk. Borrowings by these related parties amounted to $5,366,000 and $6,324,000 at December 31, 2011, and 2010, respectively. During 2011, new borrowings amounted to $830,000 (including borrowings of executive officers and directors that were outstanding at the time of their election), and repayments and other reductions were $1,788,000. Additionally, the Bank has issued two letters of credit totaling $6,000,000 to the Company's majority-owned subsidiary in connection with its acquisition of OBS in 2011.

Allowance for Loan Losses

A summary of the changes in the allowance for loan losses follows (in thousands).

	Years Ended December 31,

	2011	2010	2009

Balance at the beginning of year	$15,635	14,232	11,992
Loans charged off	(4,563)	(5,998)	(2,964)
Recoveries of loans charged off	1,248	1,251	859
Provision charged to operations	3,775	6,150	4,345

Balance at end of year	$16,095	15,635	14,232

The following table presents an analysis of the allowance for loan losses by loan type, including a summary of the loan types individually and collectively evaluated for impairment as of December 31, 2011 and 2010 (in thousands)

December 31, 2011
			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,364	1,371	1,304	563	4,196	1,155	-	682	15,635
Charge-offs	(2,082)	(263)	(324)	(31)	(1,345)	(518)	-	-	(4,563)
Recoveries	153	-	142	9	700	244	-	-	1,248
Provision	1,958	(114)	664	(20)	1,288	35	-	(36)	3,775
Ending Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095
of which:
Amount for loans individually
evaluated for impairment	$895	243	-	-	-	-	-	-	1,138
Amount for loans collectively
evaluated for impairment	$5,498	751	1,786	521	4,839	916	-	646	14,957
Balance of loans individually
evaluated for impairment	$3,828	9,078	-	31	-	-	-	-	12,937
Balance of loans collectively
evaluated for impairment	$194,916	458,335	256,173	101,846	227,541	25,583	7,556	7,634	1,279,584

The balance in the allowance for loan losses decreased to 1.25% of the loan portfolio at December 31, 2011 from 1.30% of the loan portfolio at December 31, 2010. This decrease was principally due to the lower level of net losses incurred in 2011. The reduced losses resulted in lower reserve base loss factors being applied to the various loan pools. The most significant allocation reduction as a result of these lower reserve loss factors was a reduction of approximately $1.9 million for the commercial loans. Offsetting some of the reduced level of reserve for the commercial loan portfolio, were increases to the consumer and residential mortgage pools resulting from significant loan growth and higher base loss factors. The base allocation for these consumer pools increased by $0.4 million driven by a slightly higher base loss factor. The residential mortgage base allocation increased by $0.1 million due to growth in the portfolio and a higher base loss factor. In addition, there was a general increase in subjective factor upward adjustments applied to these pools as a result of recent credit analyses.

Finally, due to improving economic conditions in our market (lower unemployment, increased auto sales, increased home sales, stable median home price, and improving consumer confidence in the Rochester market from last year), a 12 basis point economic factor adjustment was applied to the majority of the portfolio pools. This reduced the reserve requirement for the portfolio by approximately $0.3 million.

In monitoring the credit quality of the portfolio, management applies a credit quality indicator to substantially all commercial loans. These quality indicators range from one through eight in increasing risk of loss. These ratings are used as inputs to the calculation of the allowance for loan losses. Loans rated 1 through 4 are generally allocated a lesser percentage allocation in the allowance for loan losses than loans rated from 5 through 8. Residential Mortgage Loans are generally rated 9, unless they are used to partially collateralize commercial loans, in which case they carry the rating of the respective commercial loan relationship, or if management wishes to recognize a well defined weakness or loss potential to more accurately reflect credit risk. Unrated loans are allocated a percentage of the allowance for loan losses on a pooled-basis.

Loans rated 1 include borrowers whose financial condition, liquidity, capitalization, earnings, cash flow, management and capacity to repay are strong. If deficient in any of these areas, a borrower may still be considered for a 1 rating, if fully secured by cash, or properly margined, listed stock, investment grade corporate bonds or U.S. Government Securities, (125% collateral value to loan commitment).

A loan rated 2 would include borrowers who are somewhat more of a credit risk than a 1 rated borrower and therefore require more frequent monitoring. Those borrowers would have the following qualities: cash flow has been and is expected to be adequate to meet debt service requirements; financial statement is current, of good quality and in adequate detail; financial condition of company compares favorably with the industry averages; earnings are generally stable; borrower consistently adheres to repayment schedule for both principal and interest and covenants; management integrity and ability is considered sound; and industry outlook is acceptable.

Loans rated 3 include credits whose performance is generally stable. Also included in this category are credits where the guarantor is sufficiently strong to support operating losses and has demonstrated a willingness to do so. Additionally, loans risk rated 3 may include the following qualities: borrower's business is tied to more economically sensitive industries; borrower may have violated one or more financial covenants; occasional requirements for waivers, or amendments may occur, however liquidity and capitalization are expected to continue to be acceptable; integrity of management is acceptable but ability remains to be proven; borrower may not compare well to industry standards; relationship requires a high level of monitoring due to its complexity. Also, financial data of affiliates may not be available or difficult to track; borrower may not provide sufficient documentation for confirming all taxable income/losses but consistently adheres to repayment schedules for both principal and interest. Also, borrower may report a high level of contingent liabilities.

Loans rated 4 would include credits which demonstrate any or all of the following criteria: borrower's or guarantor's financial performance shows negative trends and yet cash flow remains still adequate to repay debt; loans which continue to pay as agreed but the Bank has not received current financial statements to confirm repayment ability and to enable management to complete a timely annual review; commercial construction loans where the LTV is over 75%; loan has been processed through automated underwriting and does not meet management's scoring threshold; loans to start-up companies until the borrower's have achieved stabilized operations (i.e., 1-3 years); and loans recommended for upgrade from problem loan status (5 through 8) would generally pass through the watch category for 6 months to a year unless there are sufficient reasons to bypass the watch rating and be upgraded to a 3 or higher.

Loans risk rated 5 are currently protected but are potentially weak. These loans, in management's judgment, constitute an undue and unwarranted credit risk but not to the point of justifying a classification of substandard. The credit risk may be relatively minor yet constitute an unwarranted risk in light of the circumstances surrounding a specific asset. Loans in this category have potential weaknesses which may, if not checked or corrected, weaken the loan or inadequately protect the Bank's credit position at some future date. This might include loans which the lending officer may be unable to supervise properly because of: lack of expertise, inadequate loan agreement, the poor condition of or lack of control over collateral, failure to obtain proper documentation or any other deviations from prudent lending practices. Economic or market conditions which may, in the future, affect the obligor may warrant special mention of the asset. Loans for which an adverse trend in the borrower's operations or an imbalanced position in the balance sheet which has not reached a point where the liquidation is jeopardized may be included in this classification.

Loans risk rated 6 are considered substandard. A substandard loan is inadequately protected by the sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Loss potential, while existing in the aggregate amount of substandard loans, does not have to exist in individual loans classified substandard. Residential mortgages are not subject to substandard classification unless the following well defined weaknesses have occurred: the ability of the borrower to repay the debt is questionable as evidenced by delinquency of 90 days, and repayment of the debt is dependent on the sale of the underlying real estate. A consumer loan is considered a substandard asset only when it is 90 days past due.

Loans risk rated 7 are categorized as doubtful. These loans have all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high but because of certain important and reasonably specific pending factors which may work to the advantage and strengthening of the loan, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens on additional collateral and refinancing plans. The entire amount of the loan might not be classified as doubtful when collection of a specific portion appears highly probable. Loans are generally not classified doubtful for an extended period of time (i.e., over a year).

Loans classified 8, or loss, are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be affected in the future. Losses are taken in the period in which they surface as uncollectible.

The following tables present the loan portfolio as of December 31, 2011 and December 31, 2010 by credit quality indicator (in thousands). Except for loans in the 9 and unrated categories, credit quality indicators are reassessed for each applicable loan at least annually, generally upon the anniversary of the loan's origination or receipt and analysis of the borrower's financial statements, when applicable, or in the event that information becomes available that would cause us to re-evaluate.

Loans in category 9 and unrated are evaluated for credit quality after origination based upon delinquency status. (See Aging Analysis table). However, management is in the process of implementing a portfolio re-scoring tool, whereby credit scores will be updated on a periodic basis.

Credit Quality Indicator Analysis as of December 31, 2011

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$9,814	105	-	-	-	913	-	-	10,832
2-Good	8,826	26,195	1,718	2,560	-	-	-	-	39,299
3-Satisfactory	68,246	177,882	1,409	576	-	-	-	-	248,113
4-Watch	43,928	210,901	6,045	269	-	-	-	-	261,143
5-Special Mention	7,864	4,645	1,127	-	-	-	-	-	13,636
6-Substandard	29,440	30,018	4,496	453	-	100	-	-	64,507
7-Doubtful	-	-	-	7	-	-	-	-	7
8-Loss	-	-	-	-	-	-	-	-	-
Subtotal	$168,118	449,746	14,795	3,865	-	1,013	-	-	637,537
9 and not rated	30,626	17,667	241,378	98,012	227,541	24,570	7,556	7,634	654,984
Total	$198,744	467,413	256,173	101,877	227,541	25,583	7,556	7,634	1,292,521

Credit Quality Indicator Analysis as of December 31, 2010

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$11,367	-	-	-	-	155	-	-	11,522
2-Good	13,273	24,233	217	3,678	-	-	-	-	41,401
3-Satisfactory	70,400	165,350	1,015	1,338	-	-	-	-	238,103
4-Watch	50,579	193,960	5,829	459	-	5	-	-	250,832
5-Special Mention	17,984	17,235	981	844	-	-	-	-	37,044
6-Substandard	20,985	17,594	3,720	881	-	-	-	-	43,180
7-Doubtful	-	-	-	38	-	-	-	-	38
8-Loss	-	-	-	-	-	-	-	-	-
Subtotal	$184,588	418,372	11,762	7,238	-	160	-	-	622,120
9 and not rated	28,119	16,415	221,191	89,178	181,481	26,277	14,113	5,962	582,736
Total	$212,707	434,787	232,953	96,416	181,481	26,437	14,113	5,962	1,204,856

A summary of information regarding nonaccruing loans and other nonperforming assets as of December 31, 2011, 2010, and 2009 follows (in thousands):

	2011	2010	2009

Accruing loans 90 days or more delinquent	$969	1,589	1,087
Nonaccruing loans	17,307	21,243	18,547

Total nonperforming loans	18,276	22,832	19,634
Other real estate owned	4,632	4,291	2,883
(less write-down of other real estate owned)	(397)	(551)	(114)

Total nonperforming assets	$22,511	26,572	22,403

The following tables present, as of December 31, 2011 and December 31, 2010, additional details about the loan portfolio in the form of an aging analysis of the loan portfolio. Amounts exclude deferred fees and costs (in thousands).

Aging Analysis as of December 31, 2011

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans

Commercial and industrial	$395	432	3,992	4,819	193,925	198,744	75	3,917
Commercial mortgages	2,184	-	9,078	11,262	456,151	467,413	-	9,078
Residential - first lien	633	55	4,453	5,141	251,032	256,173	652	3,801
Residential - junior lien	444	91	419	954	100,923	101,877	8	411
Consumer:
Automobile - Indirect	1,766	653	165	2,584	224,957	227,541	165	-
Other	257	88	169	514	25,069	25,583	69	100
Loans held-for-sale	-	-	-	-	7,556	7,556	-	-
	$5,679	1,319	18,276	25,274	1,259,613	1,284,887	969	17,307

Aging Analysis as of December 31, 2010

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans
Commercial and industrial	$2,587	542	4,295	7,424	205,283	212,707	225	4,070
Commercial mortgages	2,720	-	11,445	14,165	420,622	434,787	413	11,032
Residential - first lien	3,621	1,487	5,851	10,959	221,994	232,953	627	5,224
Residential - junior lien	216	106	948	1,270	95,146	96,416	31	917
Consumer:
Automobile - indirect	1,785	815	268	2,868	178,613	181,481	268	-
Other	352	160	25	537	25,900	26,437	25	-
Loans held-for-sale	-	-	-	-	14,113	14,113	-	-
Total	$11,281	3,110	22,832	37,223	1,161,671	1,198,894	1,589	21,243

A summary of information regarding impaired loans follows (in thousands):

	2011	2010	2009

Recorded investment at period end	$17,307	21,655	18,547
Impaired loans with specific related allowance at period end	$2,453	3,116	7,771
Amount of specific related allowance at period end	$1,138	674	2,799
Average investment during the period	$20,394	21,862	14,306
Interest income recognized on a cash basis during the period	$127	35	35

The details of impaired loans as of December 31, 2011 and December 31, 2010 follow (in thousands)

December 31, 2011

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
	Investment	balance	Allowance	Investment	Recognized
With no specific allowance
Commercial and industrial	$2,542	3,048	-	1,401	-
Commercial mortgage	8,001	9,440	-	6,578	114
Residential mortgage - first position	3,800	3,968	-	3,366	13
Residential mortgage - second position	411	439	-	390	-
Consumer - other	100	102	-	76	-
Subtotal	14,854	16,997	-	11,811	127
With specific allowance
Commercial and industrial	1,376	1,454	895	3,079	-
Commercial mortgage	1,077	1,153	243	3,988	-
Residential mortgage - first position	-	-	-	1,265	-
Residential mortgage - second position	-	-	-	201	-
Consumer - other	-	-	-	50	-
Subtotal	2,453	2,607	1,138	8,583	-
Total	$17,307	19,604	1,138	20,394	127
Summary by portfolio:
Commercial	$12,996	15,095	1,138	15,046	114
Residential	4,211	4,407	-	5,222	13
Consumer and other	100	102	-	126	-
Total	$17,307	19,604	1,138	20,394	127

December 31, 2010

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
With no specific allowance	Investment	balance	Allowance	Investment	Recognized
Commercial and industrial	$3,177	3,598	-	5,741	-
Commercial mortgage	10,107	10,446	-	9,949	34
Residential mortgage - first position	4,391	4,476	-	1,988	1
Residential mortgage - second position	664	668	-	642	-
Consumer - other	200	200	-	100	-
Subtotal	18,539	19,388	-	18,420	35
With specific allowance
Commercial and industrial	1,305	1,343	449	2,037	-
Commercial mortgage	924	2,489	51	1,070	-
Residential mortgage - first position	833	835	124	291	-
Residential mortgage - second position	54	56	50	44	-
Subtotal	3,116	4,723	674	3,442	-
Total	$21,655	24,111	674	21,862	35
Summary by portfolio:
Commercial	$15,513	17,876	500	18,797	34
Residential	5,942	6,035	174	2,965	1
Consumer and other	200	200	-	100	-
Total	$21,655	24,111	674	21,862	35

Troubled Debt Restructurings

As of December 31, 2011 there were two relationships, one totaling $4.9 million and one totaling $0.3 million that were considered TDR's due to the nature of the concessions granted to the borrower. We have established no impairment reserve for either relationship in light of the value of underlying collateral and management's recovery expectations. The balances of the underlying loans are included in non-performing loans. For the largest one, we renegotiated certain terms of their loans in 2010. The significant term modified was the monthly principal and interest payment amount.  We agreed to forbear our rights under default provisions in the loan agreements on the condition that the borrower made monthly payments which were significantly less than those required under the terms of the original loan agreements. The customer was in compliance with the terms of the forbearance agreement which expired in March 2011. We have renewed the forbearance agreement for an additional 24 months with higher monthly payments than under the previous agreement. The borrower has paid as agreed.

December 31, 2010
			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,134	1,402	977	425	3,330	1,169	-	795	14,232
Charge-offs	(2,957)	(678)	(263)	(23)	(1,521)	(556)	-	-	(5,998)
Recoveries	243	47	43	7	714	197	-	-	1,251
Provision	2,944	600	547	154	1,673	345	-	(113)	6,150
Ending Balance	$6,364	1,371	1,304	563	4,196	1,155	-	682	15,635
of which:
Amount for loans individually
evaluated for impairment	$449	51	124	50	-	-	-	-	674
Amount for loans collectively
evaluated for impairment	$5,915	1,320	1,180	513	4,196	1,155	-	682	14,961
Balance of loans individually
evaluated for impairment	$4,482	11,031	2,905	718	-	200	-	-	19,336
Balance of loans collectively
evaluated for impairment	$208,225	423,756	230,048	95,698	181,481	26,237	14,113	5,962	1,185,520

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Premises and Equipment

(5) Premises and Equipment

A summary of premises and equipment at December 31, 2011, and 2010, follows (in thousands):

	2011	2010
Land and land improvements	$948	892
Buildings and leasehold improvements	24,172	21,794
Furniture, fixtures and equipment	19,520	18,009

	44,640	40,695
Less accumulated depreciation and amortization	28,539	26,325

Premises and equipment - net	$16,101	14,370

Depreciation and amortization expense amounted to $2,419,000, $2,099,000, and $1,954,000, for the years ended December 31, 2011, 2010, and 2009, respectively.

In June 2008, the Company completed the sale and subsequent lease-back of six banking offices. The gross gain of $1,558,000 was deferred and included in Accrued Interest Payable and Other Liabilities in the Consolidated Balance Sheet and is amortized as a credit to Occupancy expenses on a straight-line basis for 15 years through 2023, the term of the underlying leases.

Loan Servicing Assets	12 Months Ended
Dec. 31, 2011
Loan Servicing Assets [Abstract]
Loan Servicing Assets

(6)   Loan Servicing Assets

Changes in loan servicing assets for each of the years presented, and the respective period-end estimated fair values were as follows (in thousands):

	2011		2010		2009
		Estimated		Estimated		Estimated
	Book	Fair	Book	Fair	Book	Fair
	Value	Value	Value	Value	Value	Value
Balance at January 1,	$2,222	$3,418	$1,797	$2,893	$855	$2,893
Originations	762		914		1,463
Amortization	(495)		(489)		(521)
Balance at December 31,	$2,489	$3,244	$2,222	$3,418	$1,797	$2,893

Included in Loan servicing income, net, are gross servicing fees earned of $1,424,000, $1,366,000, and $1,103,000, for the years ended December 31, 2011, 2010, and 2009, respectively. Amortization expense of loan servicing assets for the next five years is estimated to be $521,000, $492,000, $478,000, $455,000, and $310,000.

The estimated fair value of loan servicing rights may vary significantly in subsequent periods due to changing interest rates and the effect thereof on prepayment speeds. Additionally, estimated fair value assumes there are a willing buyer and willing seller in the transaction. Management does not intend to sell these servicing rights.

The key economic assumptions used to determine the fair value of loan servicing rights at December 31, 2011 and 2010 were a discount rate of 9.00% in each year and weighted average portfolio maturity of 19.3 years in 2011 and 19.5 years in 2010. The sensitivity of fair value to changes in certain portfolio characteristics at each year end are summarized in the table that follows (dollars in thousands). These calculated sensitivities are hypothetical, and actual changes in the fair value of loan servicing rights may differ significantly from the amounts presented herein. The effect of a variation in a particular assumption or characteristic on the fair value of the servicing rights is calculated without changing any other assumption. However, in practice, changes in one factor may result in changes in another which may magnify or counteract the sensitivities. The changes in assumptions are presumed to be instantaneous.

Time Deposits	12 Months Ended
Dec. 31, 2011
Time Deposits [Abstract]
Time Deposits by Maturity

(7) Time Deposits

At December 31, 2011, the scheduled maturity of time deposits was as follows (in thousands):

2012	$274,473
2013	71,980
2014	51,532
2015	219

$398,204

Time deposits of $100,000 or more amounted to $165,311,000 at December 31, 2011, and $215,820,000 at December 31, 2010. Interest expense on all time deposits of $100,000 or more was as follows: $2,737,000 in 2011, $4,118,000 in 2010, and $6,528,000 in 2009.

Borrowings	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Borrowings

(8) Borrowings

There were no borrowings outstanding at December 31, 2011. Borrowings at December 31, 2010 consisted only of non-interest bearing acquisition debt of $330,000, which was paid in January 2011. There were no short-term borrowings during 2011 or 2010. The following table presents information about short-term borrowings during and at year-end 2009 (dollars in thousands):

2009

Amount outstanding at December 31,	$-
Highest amount at a month end	$-
Daily average amount outstanding	$4
Weighted average interest rate paid	0.48%

The following table presents information about the Company's formal available lines of credit and related loan collateral at December 31, 2011 (in thousands). Amounts utilized include borrowings, and undrawn letters of credit in the Company's favor of $2,501,000.

	Amount Utilized	Unused	Collateralized by	Carrying Value Of Collateral

			Residential mortgage loans and
Federal Home Loan Bank of New York	$2,501	$127,686	FHLB Stock	$156,502

Federal Reserve Bank of New York	$-	$431,474	Indirect automobile loans	$208,251
			Commercial loans	$431,499

Advances under the overnight line of credit with the FHLB of New York are payable on demand and generally bear interest at the federal funds rate plus .10%. The Company also has access to the FHLB's Term Advance Program, which allows the Bank to borrow up to $100,000,000 at various terms and rates, subject to the Bank's pledging of eligible collateral. Advances under the Federal Reserve Bank of New York are payable the following business day and bear interest at the Federal Reserve Bank of New York's discount rate for primary credit, which is generally 0.25% to 1.00% above the target federal funds rate.

Junior Subordinated Debentures and Interest Rate Swap	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust [Abstract]
Junior Subordinated Debentures and Interest Rate Swap

(9) Junior Subordinated Debentures and Interest Rate Swap

In September 2007, the Company issued $20,619,000 of unsecured, 30-year junior subordinated deferrable interest debentures (T3) through a wholly-owned business trust. The debentures carry a fixed interest rate of 6.32% per annum through December 2012, floating thereafter for twenty-five years at LIBOR plus 1.44% per annum, adjustable quarterly. Interest is payable quarterly. The debentures' final maturity is December 2037, and is callable, in whole or in part, at par beginning December 2012 at the Company's option, and subject to Federal Reserve Bank of New York approval. Interest payments can be deferred for up to five years, but would restrict the Company's ability to pay dividends. At December 31, 2011, these debentures were considered Tier I for regulatory purposes.

In December 2012, the Company will be exposed to interest rate risk as a result of the timing of changes in interest rates associated with this debenture. In consideration of the end of the fixed-rate period, the Company entered into a forward interest rate swap agreement on December 22, 2011. The Company designated the swap as a cash flow hedge, and it is intended to protect against the variability of cash flows associated with T3. This swap becomes effective on December 15, 2012 and expires on December 15, 2022. This interest rate swap agreement will modify the repricing characteristics of T3 from a floating-rate debt (LIBOR +1.44%) to a fixed-rate debt (3.859%).The swap agreement was entered into with a counterparty that met the Company's credit standards, and the agreement contains collateral provisions protecting the at-risk party. The Company believes that the credit risk inherent in this contract is not significant. At December 31, 2011, the Company pledged $330,000 cash collateral to the counter party.

In June, 2006, the Company issued $30,928,000 of unsecured, 30-year floating rate junior subordinated deferrable interest debentures (T2) through a wholly-owned business trust. The debentures carry an interest rate of 3-month LIBOR plus 1.40% (1.946% at December 31, 2011). Interest is payable quarterly. The debentures' final maturity is June 2036, and is callable, in whole or in part, at par after commencing June 2012 at the Company's option, and subject to Federal Reserve Bank of New York approval. Interest payments can be deferred for up to five years, but would restrict the Company's ability to pay dividends. At December 31, 2011, these debentures were considered Tier I capital of the Company.

In December 2007, the Company entered into an interest rate swap agreement (swap). The Company designated the swap as a cash flow hedge and it was intended to protect against the variability of cash flows associated with T2. The swap modified the repricing characteristic of T2, wherein the Company received interest at LIBOR plus 1.40% from a counterparty and paid a fixed rate of interest of 5.54% to the same counterparty calculated on a notional amount of $30,928,000. This agreement expired in June 2011.

In consideration of the pending expiration of the aforementioned agreement, the Company entered into a forward starting interest rate swap agreement on July 1, 2010. This swap became effective on June 15, 2011 and expires on June 15, 2021. This interest rate swap agreement modifies the repricing characteristics of T2 from a floating-rate debt (LIBOR +1.40%) to a fixed-rate debt (4.81%).The swap agreement was entered into with a counterparty that met the Company's credit standards, and the agreement contains collateral provisions protecting the at-risk party. The Company believes that the credit risk inherent in this contract is not significant. At December 31, 2011, the Company pledged $4,100,000 cash collateral to the counter party.

At December 31, 2011, the fair value of the swap agreements was a negative (loss) $4,415,000 (December 31, 2010: $577,000 (loss)), and was the amount the Company would have expected to pay to terminate the agreements. The net effect of the swaps increased interest expense by $1,065,000 in 2011, $1,157,000 in 2010, and $960,000 in 2009. There was no hedge ineffectiveness for these swaps.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

(10) Income Taxes

Total income taxes for the each of the years ended December 31, were allocated as follows (in thousands):

	2011	2010	2009

Income from operations	$6,178	6,205	5,401
Stock option exercise included in stockholders’ equity	-	(232)	-
Change in stockholders' equity for unrealized
gain (loss) on securities available for sale	180	(483)	502
Change in stockholders' equity for unrealized
gain (loss) on fair value of interest rate swap	(1,341)	180	170

	$5,017	5,670	6,073

The components of income tax expense (benefit) relating to income from operations follow (in thousands):

	Years ended December 31,

	2011	2010	2009
Current:
Federal	$5,706	5,882	4,920
State	1,046	1,086	1,070
	6,752	6,968	5,990

Deferred:
Federal	(347)	(513)	(468)
State	(227)	(250)	(121)
	(574)	(763)	(589)

	$6,178	6,205	5,401

Income tax expense differed from the amounts computed by applying the applicable U.S. Federal corporate tax rates to pretax income from operations as follows (dollars in thousands):

	Years ended December 31,

	2011	2010	2009

Tax expense at statutory rate of 35% (34.33% in 2009)	$7,841	8,351	7,070
Tax-exempt interest	(2,251)	(2,487)	(2,612)
Interest expense disallowance	78	117	186
State taxes, net of Federal benefit	532	543	621
Nondeductible operating expenses	62	33	21
Change in valuation allowance for deferred tax assets	(2)	(2)	(2)
Recovery of state allowance for loan losses	-	(167)	-
Other	(82)	(183)	117

Total	$6,178	6,205	5,401

Effective tax rate	28.0%	26.0%	26.2%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011, and 2010, are presented below (in thousands):

	2011	2010
Deferred tax assets:
Allowance for loan losses - books	$6,377	6,194
Incentive stock and retirement plans	1,825	596
Stock options	75	75
Interest on nonaccrual loans	1,065	1,197
Retirement and other reserves	44	419
Gain on sale of premises and equipment – books	671	515
Write-down of available-for-sale securities	184	382
Minority-owned entities	281	96
Net unrealized loss on interest rate swap	1,722	381
Other	307	-

Deferred tax assets before allowance	12,551	9,855
Valuation allowance	(78)	(80)

Deferred tax assets	12,473	9,775

Deferred tax liabilities:
Loan servicing rights	986	880
Intangible assets	1,027	128
Depreciation	969	291
Net unrealized gain on available for sale securities	789	540

Deferred tax liabilities	3,771	1,839

Net deferred tax asset	$8,702	7,936

Realization of deferred tax assets is dependent upon the generation of future taxable income or the existence of sufficient taxable income within the carryback period. A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. In assessing the need for a valuation allowance, management considers the scheduled reversal of deferred tax liabilities, the level of historical taxable income, and projected future taxable income over the periods in which the temporary differences comprising the deferred tax assets are deductible. Based on its assessment, management determined that no valuation allowance was needed except for that related to its nonbank subsidiaries' mortgage tax credits.

No material amount of interest expense was recognized during 2011 or 2010 for any unrecognized tax benefits. The Company is not subject to U.S. Federal tax examinations or state tax examinations for years before 2008.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity:
Restrictions on Dividends, Loans and Advances

(11) Stockholder's Equity

Payment of dividends by the Bank to the Company is limited or restricted in certain circumstances. According to federal banking law, the approval of the Office of the Comptroller of the Currency (OCC) is required for the declaration of dividends in any year in which dividends exceed the total of net income for that year plus retained income for the preceding two years. At December 31, 2011, approximately $30,063,000 was available for dividends to the Company without the approval of the OCC. Payment of dividends by the Company's non-bank subsidiaries is also restricted by their respective regulatory agencies. The amount of dividends available for payment by these companies without regulatory approval is insignificant.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

(12)   Earnings Per Share

Basic and diluted earnings per share for the years ended December 31, 2011, 2010, and 2009, were computed as follows (dollars in thousands, except share and per-share data):

	2011	2010	2009
Basic Earnings Per Share:
Net income applicable to common shareholders	$16,312	17,656	15,194
Weighted average common shares outstanding	1,888,229	1,888,080	1,885,500
Basic earnings per share	$8.64	9.35	8.06

	2011	2010	2009
Diluted Earnings Per Share:
Net income applicable to common shareholders	$16,312	17,656	15,194
Weighted average common shares outstanding	1,888,229	1,888,080	1,885,500
Effect of assumed exercise of stock options	35,548	31,112	32,012
Total	$1,923,777	1,919,192	1,917,512
Diluted earnings per share	$8.48	9.20	7.92

Retirement Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Retirement Plans

(13)  Retirement Plans

Retirement Plans

The Company has a combined profit sharing and 401(k) plan covering substantially all Bank employees and a 401(k) plan for non-Bank employees upon completion of 1,000 hours of service. Contributions to the Bank plan are determined by a mathematical formula which takes into account average net income of the Bank for the current and prior year, the level of the Bank's stockholders' equity and average Bank employee compensation. Both plans are subject to a minimum contribution of 3% of eligible compensation. It is the Company's policy to annually fund current costs as they accrue. Expenses of these plans amounted to $2,841,000, $2,480,000, and $2,336,000, for the years ended December 31, 2011, 2010, and 2009, respectively.

Employee Stock Ownership Plan

The Company has an employee stock ownership plan (ESOP) for employees of the Company. Annual contributions are made at the discretion of the Board of Directors. ESOP expense amounted to $266,000, $220,000, and $211,000, for the years ended December 31, 2011, 2010, and 2009, respectively. Shares distributed to a participant upon termination of service are subject to a put option whereby the participant may cause the Plan's Trust to purchase the shares at fair value. At December 31, 2011, and 2010, the plan held 29,995 and 28,736 shares with an estimated fair value, at the respective dates, of $3,876,000 and $2,754,000.

Supplemental Executive Retirement Plans

The Company has two un-funded, non-qualified, supplemental executive retirement plans (SERP) covering certain executives designed to compensate for the portion of cash compensation unable to be included in the profit sharing and 401(k) plan, because of limitations in the plan's design and in the Internal Revenue Code. The Company had accrued a liability of $718,000 and $749,000 at December 31, 2011 and 2010, respectively, for these SERPs. Expenses of these plans amounted to a credit of $31,000 for 2011, and expense of $162,000, and $103,000 for the years 2010 and 2009, respectively.

Stock Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

(14) Stock-Based Compensation Plans

The Company has two stock-based compensation plans (Stock Option Plan and Stock Appreciation Rights Plan) for executives, which are described below. Amounts recognized in the Consolidated Financial Statements with respect to these plans are as follows (in thousands):

	2011	2010	2009
Stock option plan	$-	-	-
Incentive stock plan	3,124	606	(154)

Pre-tax cost of plans included in salaries and employee benefits expenses	$3,124	606	(154)

Amount of related income tax (expense)benefit recognized in income	$(1,250)	(242)	62

The significant increase in costs of the incentive stock plan in both 2011 and 2010 were a result of increases in the market value of the Company's common stock.

Stock Option Plan

The Company's stock option plan authorized grants of options to purchase up to 192,000 shares of common stock. All 192,000 options available were granted by year-end 2004. There are no future expenses associated with the unvested options. The options were granted with an exercise price equal to the fair value of the common stock on the grant date based on the most recent public stock sale known to the Company immediately preceding the grant. The options are exercisable either five years from the date of grant, or at the later of age 55 or 15 years of continuous employment with the Company, or at normal retirement age (65).

The following summarizes outstanding and exercisable options at December 31, 2011:

	2011
		Weighted Average
	#	Exercise Price

Options outstanding at beginning of the year	106,542	$42.25
Granted	0	0
Expired	0	0

Options outstanding at year end	106,542	$42.25
Options exercisable at year end	92,826	$43.43
Options available for future grants	none

At December 31, 2011, the intrinsic value of all outstanding options was approximately $9,054,000, while the intrinsic value of vested options included in this total was approximately $7,964,000. No options were exercised in 2011 or 2009. The intrinsic value of options exercised during the year ended December 31, 2010 was $585,000. No options vested in 2011 or 2010. The fair value of options vested in 2009 was $116,000.

Options outstanding (both exercisable and unexercisable) at December 31, 2011, had exercise prices ranging from $30.04 to $73.46. The weighted average expected life of the options is four years. Since the options have no stated expiration date, the expected life is calculated as the number of years from grant date to the grantee's 65th birthday.

The source of shares issued upon exercise has historically been, and is expected to be, treasury shares. From time to time, the Company expects to purchase shares for treasury to be used for these exercises. The amount of shares, timing and cost of these purchases cannot be determined, as the Company does not know when and in what quantity participants will exercise their options.

Stock Appreciation Rights Plan

The Company has an incentive stock appreciation rights plan for executives which allows for the award of Stock Appreciation Rights (SAR) awards. The number of awards issued is based upon return on beginning equity in each year. SARs represent the right to receive payment in cash or stock equal to the amount, if any, by which the market value per share of common stock on the date of exercise exceeds the SARs grant price. Long-term SARs are exercisable at the later of age 55 or 15 years of continuous employment with the Company or at normal retirement age (65). Medium-term SARs are exercisable five years from the date of grant or upon retirement. The following summarizes the activity of these awards as of and for the year ended December 31, 2011.

	Long-term SARs		Medium-term SARs
		Weighted Average		Weighted Average
	#	Grant Price	#	Grant Price

Awards outstanding, January 1, 2011	55,912	$82.55	34,338	$83.12
Granted	41,772	$95.85	27,856	$95.85
Exercised	0	$-	0	$-
Forfeited	0	$-	0	$-
Expired	0	$-	0	$-
Awards outstanding at December 31, 2011	97,684	$88.24	62,194	$88.82

Awards exercisable at December 31, 2011	42,338	$87.40	4,803	$90.07

In February 2011, certain executives were awarded a total of 41,772 long-term SARs and 27,856 medium-term SARs, all at a grant price of $95.85 per share, the then-current market value (based on the most recent public stock sale known to the Company immediately preceding the grant) of the Company's common stock.

No awards were exercised in 2011 or 2010. The fair value of awards vested during years ended December 31, 2011 and 2010, and amounted to $182,000 and $28,000, respectively.

The weighted average estimated per-award fair values, as of December 31, 2011 and 2010 are presented below. Fair value was estimated using the Black-Scholes-Merton option-pricing model with the following assumptions. No forfeitures are assumed, as none are anticipated.

	2011		2010
Award Type	LTS	MTS	LTS	MTS
Per-award fair value	$29.71	$29.19	$8.75	$8.37
Expected dividend yield	2.58%	2.58%	3.00%	3.00%
Risk-free interest rate	0.91%	0.91%	2.01%	2.01%
Expected Life	5.0 years	5.0 years	5.4 years	5.4 years
Volatility	8.23%	8.23%	5.50%	5.50%

Long-term SAR's outstanding and medium-term SARs outstanding (both exercisable and unexercisable) at December 31, 2011, had exercise prices ranging from $78.98 to $95.85. The weighted average expected life of these awards is five years. Since these awards have no stated expiration date, the expected life is calculated as the number of years from grant date to the grantee's 60th birthday, which is the historical life for similar past awards. Based upon current assumptions, the estimated compensation cost related to non-vested awards not yet recognized is $1,968,000, which is expected to be recognized over a weighted average period of five years. The Company had accrued a liability of $3,887,000 and $763,000 at December 31, 2011 and 2010, respectively, representing the accumulated fair-value vested obligation of these awards under the plan.

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Operating Leases

(15) Leases

The Company leases certain buildings and office space under operating lease arrangements. Rent expense, net of rent received and deferred-gain on sale-leaseback, under these arrangements amounted to $2,358,000 in 2011, $2,148,000 in 2010, and $1,842,000 in 2009. Real estate taxes, insurance, maintenance, and other operating expenses associated with leased buildings and office space are generally paid by the Company.

A summary of non-cancellable, long-term operating lease commitments as of December 31, 2011, follows (in thousands):

Years ending December 31,	Amount

2012	$2,440
2013	2,350
2014	2,282
2015	2,148
2016	2,119
2017 and after	11,848

Total	$23,187

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure
Commitments and Contingencies Disclosure

(16) Commitments and Contingencies

In the normal course of business, various commitments and contingent liabilities are outstanding. The following table presents the notional amount of the Company's significant commitments and their respective carrying amount, where applicable. Most of these commitments are not included in the Company's Consolidated Balance Sheet (in thousands).

	Year ended December 31,

	2011		2010
	Notional	Carrying	Notional	Carrying
	Amount	Amount	Amount	Amount
Commitments to extend credit:
Commercial lines of credit	$138,072	-	101,481	-
Commercial real estate and construction	$37,174	-	31,826	-
Residential real estate at fixed rates	$5,269	-	3,871	-
Home equity lines of credit	$186,902	-	150,085	-
Unsecured personal lines of credit	$16,326	-	16,662	-
Standby and commercial letters of credit	$15,563	(233)	8,180	(127)
Commitments to sell real estate loans	$7,556	-	14,113	-

Commitments to extend credit are agreements to lend to customers and generally have fixed expiration dates or other termination clauses that may require payment of a fee, the amount of which is immaterial. Standby and commercial letters of credit are conditional commitments issued to guarantee the performance of a customer to a third party and also require payment of a fee. Standby letters of credit generally are contingent upon the failure of the customer to perform according to the terms of an underlying contract with a third party, whereas commercial letters of credit are issued to facilitate commerce and typically result in the commitment being funded when the underlying transaction is consummated between the customer and third party. Because many commitments and almost all letters of credit expire without being funded in whole or in part, the notional amounts are not estimates of future cash flows. The credit risk associated with commitments to extend credit and standby and commercial letters of credit is essentially the same as that involved with extending loans to customers and is subject to normal credit policies. The Company's credit policy generally requires customers to provide collateral, usually in the form of customers' operating assets or property, prior to disbursement of approved loans.

Commitments to originate fixed-rate loans are made when a borrower executes a rate-lock agreement. At the time of execution, the Company generally charges a rate-lock fee, which approximates the fair value of the Company's commitment. These commitments usually have terms ranging from 30 to 45 days. Concurrently, the Company enters into commitments to sell certain fixed-rate residential real estate loans (usually those subject to the foregoing rate-locks). These commitments to sell are recorded in the consolidated balance sheet at estimated fair value.

The Company has committed $3,000,000 as a limited partnership investment to Cephas Capital Partners, II. This Small Business Investment Company (SBIC) is a community-bank backed mezzanine finance company. It is a follow-on investment to our current investment in Cephas Capital Partners. At December 31, 2011, the Company had a remaining unfunded commitment of $2,250,000. This investment is carried in Other Assets on the Consolidated Balance Sheet.

The Company has committed $500,000 for an investment in Trillium Lakefront Partners, LLC. This venture capital fund is a community-backed initiative in support of new business and job growth in the Company's market area. At December 31, 2011, the Company had a remaining unfunded commitment of $135,000. This investment is carried in Other Assets on the Consolidated Balance Sheet.

As discussed in Note 2 under the terms of the OBS purchase agreement, the Company is obligated to make future payments totaling $5,425,000, of which $2,500,000 is due in May 2012.

As a member bank using its clearing operations, the Bank is required to maintain a $2,500,000 reserve balance in cash on hand or with the Federal Reserve Bank of New York.

In the normal course of business, the Company has various contingent liabilities outstanding that are not included in the Consolidated Financial Statements. Management does not anticipate any material losses as a result of these contingent liabilities.

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

(17) Regulatory Matters

The Company and its subsidiaries are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and its subsidiaries must meet specific capital guidelines that involve quantitative measures of the Company's and Bank's assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Bank to maintain minimum amounts and ratios (as set forth in the table following) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital to average assets (as defined). Management believes, as of December 31, 2011, that the Company and Bank met all capital adequacy requirements to which they are subject. The Company's trust subsidiaries, Genesee Valley Trust Company and Canandaigua National Trust Company of Florida, must also meet minimum capital requirements as set forth by their regulators. As of December 31, 2011, these companies complied with their minimum capital requirements.

As of December 31, 2011, and as of the most recent notification from regulators, the Company and the Bank are well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Company and Bank must maintain a minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the table below. Subsequently, there have been no conditions or events which management believes has changed the Company's or Bank's category.

	Regulatory Capital as of December 31, 2011
	Actual Regulatory Capital		Minimum Requirement		Well-Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

Leverage capital (Tier 1) as percent of
three-month average assets:
Company	$167,136	9.90%	$67,525	4.00%	$84,406	5.00%
Bank	$147,617	8.75%	$67,471	4.00%	$84,339	5.00%
As percent of risk-weighted,
period-end assets
Core capital (Tier 1)
Company	$167,136	12.42%	$53,850	4.00%	$80,774	6.00%
Bank	$147,617	11.20%	$52,700	4.00%	$79,049	6.00%
Total capital (Tiers 1 and 2)
Company	$183,257	13.61%	$107,699	8.00%	$134,624	10.00%
Bank	$163,738	12.43%	$105,399	8.00%	$131,749	10.00%

	Regulatory Capital as of December 31, 2010
	Actual Regulatory Capital		Minimum Requirement		Well-Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

Leverage capital (Tier 1) as percent of
three-month average assets:
Company	$151,023	9.10%	$66,352	4.00%	$82,940	5.00%
Bank	$140,061	8.50%	$65,913	4.00%	$82,392	5.00%
As percent of risk-weighted,
period-end assets
Core capital (Tier 1)
Company	$151,023	12.32%	$49,037	4.00%	$73,556	6.00%
Bank	$140,061	11.60%	$48,314	4.00%	$72,471	6.00%
Total capital (Tiers 1 and 2)
Company	$176,399	14.39%	$98,075	8.00%	$122,593	10.00%
Bank	$155,175	12.85%	$96,627	8.00%	$120,784	10.00%

Segment Information	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Segment Information [Abstract]
Segment Information

(18)   Segment Information

As of December 31, 2011, the Company is organized into four reportable segments: the Company and its banking and Florida trust subsidiaries (Bank), CNB Mortgage Company (CNBM), Genesee Valley Trust Company (GVT), and WBI OBS and subsidiaries (OBS). These have been segmented due to differences in their distribution channels, the volatility of their earnings, and internal and external financial reporting requirements.

The Bank segment provides a wide range of credit products and banking services to retail and commercial customers, largely within the markets the Company serves. Among the services provided by this segment are commercial and consumer lending, including residential mortgage loans, loan servicing, deposit products, cash management services, investment management and retirement services, securities custodial services, and other related products and services. These products and services are offered through several delivery channels which include traditional community banking offices, automated teller machines, telephone banking, and internet banking. CNB Mortgage originates residential mortgage loans for consumers and sells all of those loans either to the Bank or to third-party investors in the secondary market. Genesee Valley Trust Company provides investment management and retirement services. OBS provides investment sub-advisory services to the Bank and several other financial institutions, primarily community banks and credit unions.

The financial information of these segments has been compiled utilizing the accounting policies described in Note 1. Intersegment revenue, mainly servicing release premiums, is earned on the basis of similar third-party transactions. Indirect administrative expenses are allocated among segments based upon the segments' use of indirect resources. Income taxes are allocated to segments based on the Company's marginal statutory tax rate adjusted for any tax-exempt income or non-deductible expenses. The accounting policies and processes utilized in compiling segment financial information is based on U.S. generally accepted accounting principles, as most of these companies are subject to stand-alone external financial reporting. The reportable segment information as of, and for the years ended, December 31, 2011, 2010, and 2009 follows (in thousands):

The operating results for the Bank for the year ended December 31, 2011 were negatively affected by a $2.2 million fourth quarter accrual to account for the increased liability of the stock appreciation rights plan following the rise in the Company's stock price, while the operating results for OBS were negatively affected by $1.1 million of merger-related expenses. The operating results of GVT for the year ended December 31, 2011 were negatively affected by a $0.3 million increase in amortization of customer intangibles, while in 2009 the results were negatively affected by a $0.8 million retirement expense accrual upon the president's early retirement.

	2011

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$61,473	7	11	-	(18)	61,473
Non-interest income	24,510	3,890	3,863	187	(3,642)	28,808

Total revenues	85,983	3,897	3,874	187	(3,660)	90,281

Provision for loan losses	3,775	-	-	-	-	3,775
Intangible amortization	250	-	937	-	-	1,187
Other operating expenses	57,336	2,272	3,078	1,309	(779)	63,216

Total expenses	61,361	2,272	4,015	1,309	(779)	68,178

Income (loss) before tax	24,622	1,625	(141)	(1,122)	(2,881)	22,103
Income tax	6,178	651	(69)	-	(582)	6,178

Net income attributable to noncontrolling interests
and Canandaigua National Corporation	18,444	974	(72)	(1,122)	(2,299)	15,925

Less: Net income attributable to noncontrolling interests	6	-	-	(393)	-	(387)

Net income attributable to
Canandaigua National Corporation	$18,438	974	(72)	(729)	(2,299)	16,312

Total identifiable assets	$1,738,994	10,180	14,450	15,625	(17,779)	1,761,470

	2010

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$61,161	12	(8)	(24)	61,141
Non-interest income	22,553	4,187	3,873	(3,892)	26,721

Total revenues	83,714	4,199	3,865	(3,916)	87,862

Provision for loan losses	6,150	-	-	-	6,150
Intangible amortization	217	-	778	-	995
Other operating expenses	51,860	2,122	3,471	(597)	56,856

Total expenses	58,227	2,122	4,249	(597)	64,001

Income (loss) before tax	25,487	2,077	(384)	(3,319)	23,861
Income tax	6,205	775	62	(837)	6,205

Net income (loss)	$19,282	1,302	(446)	(2,482)	17,656

Total identifiable assets	$1,646,733	13,537	16,786	(15,552)	1,661,504

	2009

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$54,469	12	(68)	(39)	54,374
Non-interest income	20,847	5,270	3,678	(5,025)	24,770

Total revenues	75,316	5,282	3,610	(5,064)	79,144

Provision for loan losses	4,345	-	-	-	4,345
Intangible amortization	228	-	835	-	1,063
Other operating expenses	47,561	1,746	4,289	(455)	53,141

Total expenses	52,134	1,746	5,124	(455)	58,549

Income (loss) before tax	23,182	3,536	(1,514)	(4,609)	20,595
Income tax	5,401	1,371	(589)	(782)	5,401

Net income (loss)	$17,781	2,165	(925)	(3,827)	15,194

Total identifiable assets	$1,551,047	6,013	19,142	(10,202)	1,566,000

	2009

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$54,469	12	(68)	(39)	54,374
Non-interest income	20,847	5,270	3,678	(5,025)	24,770

Total revenues	75,316	5,282	3,610	(5,064)	79,144

Provision for loan losses	4,345	-	-	-	4,345
Intangible amortization	228	-	835	-	1,063
Other operating expenses	47,561	1,746	4,289	(455)	53,141

Total expenses	52,134	1,746	5,124	(455)	58,549

Income (loss) before tax	23,182	3,536	(1,514)	(4,609)	20,595
Income tax	5,401	1,371	(589)	(782)	5,401

Net income (loss)	$17,781	2,165	(925)	(3,827)	15,194

Total identifiable assets	$1,551,047	6,013	19,142	(10,202)	1,566,000

Condensed Financial Information Parent Company Only	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule Of Condensed Financial Statements

(19) Condensed Financial Information - Parent Company Only

The following are the condensed balance sheets, statements of income, and statements of cash flows for Canandaigua National Corporation (in thousands).

Balance Sheets
	December 31,

	2011	2010
Assets:
Cash in subsidiary bank	$6,825	7,992
Cash in other banks	4,430	1,260
Securities available for sale	946	1,105
Investment in Bank	150,301	142,313
Investment in nonbank subsidiaries	27,993	20,873
Other assets	7,526	3,419

Total assets	$198,021	176,962

Liabilities:
Junior subordinated debentures	$51,547	51,547
Other liabilities	10,694	1,621

Total liabilities	62,241	53,168

Stockholders' Equity	135,780	123,794

Total liabilities and stockholders' equity	$198,021	176,962

Statements of Income
	Years ended December 31,

	2011	2010	2009

Dividends from Bank	$12,960	7,200	7,200
Dividends from nonbank subsidiaries	-	-	500
Other income	15	56	264
Loss on securities available for sale	(34)	(40)	(120)
Interest and other expenses	(2,743)	(3,105)	(3,376)

Income before undistributed income of subsidiaries	10,198	4,111	4,468
Undistributed current year income of subsidiaries	6,071	13,540	9,744

Income before taxes	16,269	17,651	14,212
Income tax benefit	43	5	982

Net income	$16,312	17,656	15,194

Statements of Cash Flow
	Years ended December 31,

	2011	2010	2009
Cash flows from operating activities
Net income	$16,312	17,656	15,194
Adjustments to reconcile net income to net cash
from operating activities:
Depreciation, amortization and accretion	-	24	24
Undistributed current year earnings of subsidiaries	(6,071)	(13,540)	(9,744)
Loss on securities available for sale	34	40	120
Other	(3,407)	1,432	(1,068)

Net cash provided by operating activities	6,868	5,612	4,526

Cash flows from investing activities:
Proceeds transactions of securities available for sale	62	1,499	-
Acquisition of company	(2,250)	-	-
Investment in subsidiaries	(5)	(501)	(8,055)
Purchases of other investments, net	-	(331)	(37)
Fixed assets sold to subsidiary	-	453	-

Net cash (used in) provided by investing activities	(2,193)	1,120	(8,092)

Cash flows from financing activities:
Payments for treasury stock transactions, net	(173)	(147)	(327)
Tax benefit from stock option exercise	-	232	-
Change in noncontrolling interest, net	2,906	-	-
Dividends paid	(5,405)	(5,121)	(4,669)

Net cash (used in) provided by financing activities	(2,672)	(5,036)	(4,996)

Net increase (decrease) in cash	2,003	1,696	(8,562)
Cash at beginning of year	9,252	7,556	16,118

Cash at end of year	$11,255	9,252	7,556

The estimated fair values of the Company's financial instruments are as follows (in thousands):

Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Values of Financial Instruments [Abstract]
Fair Values of Financial Instruments

(20) Fair Values of Financial Instruments

Current accounting pronouncements require disclosure of the estimated fair value of financial instruments. Fair value is generally defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly, non-distressed sale between market participants at the measurement date. With the exception of certain marketable securities and one-to-four-family residential mortgage loans originated for sale, the Company's financial instruments are not readily marketable and market prices do not exist. The Company, in attempting to comply with accounting disclosure pronouncements, has not attempted to market its financial instruments to potential buyers, if any exist. Since negotiated prices in illiquid markets depend upon the then present motivations of the buyer and seller, it is reasonable to assume that actual sales prices could vary widely from any estimate of fair value made without the benefit of negotiations. Additionally, changes in market interest rates can dramatically impact the value of financial instruments in a short period of time. Finally, the Company expects to retain substantially all assets and liabilities measured at fair value to their maturity or call date. Accordingly, the fair values disclosed herein are unlikely to represent the instruments' liquidation values, and do not, with the exception of securities, consider exit costs, since they cannot be reasonably estimated by management.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and Equivalents

For these short-term instruments that generally mature in 90 days or less, or carry a market rate of interest, the carrying value approximates fair value.

Securities (Available-for-Sale and Held-to-Maturity)

Fair values for securities are determined using independent pricing services and market-participating brokers, or matrix models using observable inputs. The pricing service and brokers use a variety of techniques to arrive at fair value including market maker bids, quotes and pricing models. Inputs to their pricing models include recent trades, benchmark interest rates, spreads, and actual and projected cash flows. Management obtains a single market quote or price estimate for each security. None of the quotes or estimates is considered a binding quote, as management would only request a binding quote if management had the positive intent to sell the securities in the foreseeable future and management believed the price quoted represented one from a market participant with the intent and the ability to purchase. Management evaluates the supplied price quotes against expectations of general price trends associated with changes in the yield curve and by comparing prices to the last period's price quote. Management employs an internal matrix model are used for non-traded municipal securities. The matrix model considers observable inputs, such as benchmark interest rates and spreads.

Certain securities' fair values are determined using unobservable inputs and include bank-debt-based CDO's. There is a very limited market and limited demand for these CDO's due to imbalances in marketplace liquidity and the uncertainty in evaluating the credit risk in these securities. In determining fair value for these securities, management considered various inputs. Management considered fair values from brokerage firms which were determined using assumptions as to expected cash flows and approximate risk-adjusted discount rates.

Loans

Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by interest type such as floating, adjustable, and fixed-rate, and by portfolios such as commercial, mortgage, and consumer.

The fair value of performing loans is calculated by discounting scheduled cash flows through the loans' estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the loan category. The estimate of maturity is based on the average maturity for each loan classification.

Delinquent loans (not in foreclosure) are valued using the method noted above, and also consider the fair value of collateral for collateral-dependent loans. While credit risk is a component of the discount rate used to value loans, delinquent loans are presumed to possess additional risk. Therefore, the calculated fair value of loans is reduced by the allowance for loan losses.

The fair value of loans held for sale is estimated based on outstanding investor commitments or in the absence of such commitments, is based on current yield requirements or quoted market prices.

Loan Servicing Assets

Fair value is determined through estimates provided by a third party. To estimate the fair value, the third party considers market prices for similar assets and the present value of expected future cash flows associated with the servicing assets calculated using assumptions that market participants would use in estimating future servicing income and expense. Such assumptions include estimates of the cost of servicing loans, loan default rates, an appropriate discount rate, and prepayment speeds.

Deposits

The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed maturity time deposits is estimated using a discounted cash flow approach that applies current market rates to a schedule of aggregated expected maturities of time deposits.

Borrowings

The fair value of borrowings is based on quoted market prices for the identical debt when traded as an asset in an active market. If a quoted market price is not available, fair value is calculated by discounting scheduled cash flows through the borrowings' estimated maturity using current market rates.

Junior Subordinated Debentures

There is no trading market for the Company's debentures. Therefore the fair value of junior subordinated debentures is determined using an expected present value technique. The fair value of the adjustable-rate debentures approximates their face amount, while the fair value of fixed-rate debentures is calculated by discounting scheduled cash flows through the debenture's estimated maturity using current market rates.

Interest Rate Swap Agreement (Swap)

The fair value of the swap is the amount the Company would expect to pay to terminate the agreement and is based upon the present value of expected future cash flows using the LIBOR swap curve, the basis for the underlying interest rate.

Other Financial Instruments

The fair values of letters of credit and unused lines of credit approximate the fee charged to make the commitments.

Fair Values Measurements	12 Months Ended
Dec. 31, 2011
Fair Values Mesurements [Abstract]
Fair Values Measurements

(20) Fair Values Measurements

Some of the financial instruments disclosed in the previous note are measured at fair value in the consolidated financial statements. Accounting principles establish a three-level valuation hierarchy for fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows.

  Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
  Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
  Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following table presents for each of the fair-value hierarchy levels the carrying value of the Company's assets and liabilities that are measured at fair value on a recurring and non-recurring basis at December 31, 2011, by caption on the Condensed Consolidated Balance Sheet (dollars in thousands).

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	56,125	-	56,125
State and municipal obligation	-	55,425	-	55,425
All other	-	1,407	799	2,206
Total assets	$502	112,957	799	114,258

Liabilities
Interest rate swap agreement	$-	4,415	-	4,415
Letters of credit	-	233	-	233
Total liabilities	$-	4,648	-	4,648

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	7,556	-	7,556
Collateral dependent impaired loans	-	-	2,453	2,453
Other real estate owned	-	-	4,235	4,235
Loan servicing assets	-	-	2,489	2,489
Total assets	$-	7,556	9,177	16,733

The following table shows a reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011 (in thousands).

Securities available for sale, beginning of period	$958
Realized loss included in operations	(34)
Unrealized loss included in other comprehensive income	(125)
Securities available for sale, end of period	$799

The following table presents for each of the fair-value hierarchy levels the Company's assets and liabilities that were measured at fair value on a recurring and non-recurring basis at December 31, 2010, by caption on the Consolidated Balance Sheet (dollars in thousands).

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$503	-	-	503
U.S. government sponsored
enterprise obligations	-	43,209	-	43,209
State and municipal obligation	-	67,958	-	67,958
All other	-	1,367	958	2,325
Total assets	$503	112,534	958	113,995

Liabilities
Interest rate swap agreement	$-	933	-	933
Letters of credit	-	127	-	127
Total liabilities	$-	1,060	-	1,060

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	14,113	-	14,113
Collateral dependent impaired loans	-	-	3,116	3,116
Other assets
Other real estate owned	-	-	3,740	3,740
Loan servicing assets	-	-	2,222	2,222
Total assets	$-	14,113	9,078	23,191

The following table shows a reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010 (in thousands).

Securities available for sale, beginning of period	$972
Unrealized gain included in other comprehensive income	26
Impairment charges included in earnings	(40)
Securities available for sale, end of period	$958

Securities (Tables)	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Schedule of Available-for-sale Securities
	December 31, 2011
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	55,766	377	(18)	56,125
State and municipal obligations	53,531	1,917	(23)	55,425
Corporate obligations (1)	1,093	2	(296)	799
Equity securities	1,295	112	-	1,407

Total Securities Available for Sale	$112,187	2,408	(337)	114,258

	(1)Amortized cost includes cumulative $360,000 write-down for other-than-temporary impairment.

	December 31, 2010
		Gross Unrealized
	Amortized			Fair
	Cost	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$503	-	-	503
U.S. government sponsored enterprise obligations	43,669	203	(663)	43,209
State and municipal obligations	66,004	1,988	(34)	67,958
Corporate obligations(1)	1,191	-	(233)	958
Equity securities	1,293	74	-	1,367

Total securities Available for Sale	$112,660	2,265	(930)	113,995

	(1)Amortized cost includes cumulative write-downs of $860,000 prior to 2010 for other-than-temporary impairment.

Schedule of Held-to-maturity Securities
Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$1,007	1	-	1,008
State and municipal obligations	165,348	5,113	(135)	170,326
Corporate obligations	870	313	-	1,183

Total Securities Held to Maturity	$167,225	5,427	(135)	172,517

Securities Held to Maturity:
U.S. government sponsored agencies obligations	$7,005	33	-	7,038
State and municipal obligations	147,965	4,400	(324)	152,041
Corporate obligations	911	414	(3)	1,322

Total securities Held to Maturity	$155,881	4,847	(327)	160,401

Schedule of the amortized cost and fair value of debt securities by years to maturity
	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost (1)	Fair Value	Cost	Fair Value
Years
Under 1	$18,977	19,180	31,107	31,467
1 to 5	36,872	38,480	119,175	123,264
5 to 10	52,045	52,348	16,055	16,583
10 and over	2,998	2,843	888	1,203

Total	$110,892	112,851	167,225	172,517

(1)Amortized cost includes a cumulative $360,000 write-down for other-than-temporary impairment.

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$7,610	18	-	-	7,610	18
State and municipal obligations	355	3	996	20	1,351	23
Corporate obligations	-	-	759	296	759	296

Total temporarily impaired securities	$7,965	21	1,755	316	9,720	337

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$27,565	663	-	-	27,565	663
State and municipal obligations	1,066	21	1,352	13	2,418	34
Corporate obligations	-	-	778	233	778	233

Total temporarily impaired securities	$28,631	684	2,130	246	30,761	930

Schedule of the fair value of securities with gross unrealized losses

Securities Held to Maturity:
State and municipal obligations	$7,886	80	4,647	55	12,533	135

Total temporarily impaired securities	$7,886	80	4,647	55	12,533	135

Securities Held to Maturity:
State and municipal obligations	$11,950	276	4,777	48	16,727	324
Corporate obligations	151	3	-	-	151	3

Total temporarily impaired securities	$12,101	279	4,777	48	16,878	327

Loans and Allowances for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2011
Loans and Allowances for Loan Losses [Abstract]
Schedule Of Major Classification Of Loans
	2011	2010

Commercial and industrial	$198,744	212,707
Mortgages:
Commercial	467,413	434,787
Residential - first lien	256,173	232,953
Residential - second lien	101,877	96,416
Consumer:
Automobile - indirect	227,541	181,481
Other	25,583	26,437
Loans held for sale	7,556	14,113

Total loans	1,284,887	1,198,894
Plus - Net deferred loan costs	7,634	5,962
Less - Allowance for loan losses	(16,095)	(15,635)

Loans - net	$1,276,426	1,189,221

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	Years Ended December 31,

	2011	2010	2009

Balance at the beginning of year	$15,635	14,232	11,992
Loans charged off	(4,563)	(5,998)	(2,964)
Recoveries of loans charged off	1,248	1,251	859
Provision charged to operations	3,775	6,150	4,345

Balance at end of year	$16,095	15,635	14,232

Schedule Of Allowance For Loan Losses By Loan Type Table [Text Block]
December 31, 2011
			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,364	1,371	1,304	563	4,196	1,155	-	682	15,635
Charge-offs	(2,082)	(263)	(324)	(31)	(1,345)	(518)	-	-	(4,563)
Recoveries	153	-	142	9	700	244	-	-	1,248
Provision	1,958	(114)	664	(20)	1,288	35	-	(36)	3,775
Ending Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095
of which:
Amount for loans individually
evaluated for impairment	$895	243	-	-	-	-	-	-	1,138
Amount for loans collectively
evaluated for impairment	$5,498	751	1,786	521	4,839	916	-	646	14,957
Balance of loans individually
evaluated for impairment	$3,828	9,078	-	31	-	-	-	-	12,937
Balance of loans collectively
evaluated for impairment	$194,916	458,335	256,173	101,846	227,541	25,583	7,556	7,634	1,279,584

Financing Receivable Credit Quality Indicators [Table Text Block]

Credit Quality Indicator Analysis as of December 31, 2011

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$9,814	105	-	-	-	913	-	-	10,832
2-Good	8,826	26,195	1,718	2,560	-	-	-	-	39,299
3-Satisfactory	68,246	177,882	1,409	576	-	-	-	-	248,113
4-Watch	43,928	210,901	6,045	269	-	-	-	-	261,143
5-Special Mention	7,864	4,645	1,127	-	-	-	-	-	13,636
6-Substandard	29,440	30,018	4,496	453	-	100	-	-	64,507
7-Doubtful	-	-	-	7	-	-	-	-	7
8-Loss	-	-	-	-	-	-	-	-	-
Subtotal	$168,118	449,746	14,795	3,865	-	1,013	-	-	637,537
9 and not rated	30,626	17,667	241,378	98,012	227,541	24,570	7,556	7,634	654,984
Total	$198,744	467,413	256,173	101,877	227,541	25,583	7,556	7,634	1,292,521

Credit Quality Indicator Analysis as of December 31, 2010

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$11,367	-	-	-	-	155	-	-	11,522
2-Good	13,273	24,233	217	3,678	-	-	-	-	41,401
3-Satisfactory	70,400	165,350	1,015	1,338	-	-	-	-	238,103
4-Watch	50,579	193,960	5,829	459	-	5	-	-	250,832
5-Special Mention	17,984	17,235	981	844	-	-	-	-	37,044
6-Substandard	20,985	17,594	3,720	881	-	-	-	-	43,180
7-Doubtful	-	-	-	38	-	-	-	-	38
8-Loss	-	-	-	-	-	-	-	-	-
Subtotal	$184,588	418,372	11,762	7,238	-	160	-	-	622,120
9 and not rated	28,119	16,415	221,191	89,178	181,481	26,277	14,113	5,962	582,736
Total	$212,707	434,787	232,953	96,416	181,481	26,437	14,113	5,962	1,204,856

Schedule Of Nonaccruing Loans And Other Nonperforming Assets Table [Text Block]
	2011	2010	2009

Accruing loans 90 days or more delinquent	$969	1,589	1,087
Nonaccruing loans	17,307	21,243	18,547

Total nonperforming loans	18,276	22,832	19,634
Other real estate owned	4,632	4,291	2,883
(less write-down of other real estate owned)	(397)	(551)	(114)

Total nonperforming assets	$22,511	26,572	22,403

Past Due Financing Receivables [Table Text Block]

Aging Analysis as of December 31, 2011

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans

Commercial and industrial	$395	432	3,992	4,819	193,925	198,744	75	3,917
Commercial mortgages	2,184	-	9,078	11,262	456,151	467,413	-	9,078
Residential - first lien	633	55	4,453	5,141	251,032	256,173	652	3,801
Residential - junior lien	444	91	419	954	100,923	101,877	8	411
Consumer:
Automobile - Indirect	1,766	653	165	2,584	224,957	227,541	165	-
Other	257	88	169	514	25,069	25,583	69	100
Loans held-for-sale	-	-	-	-	7,556	7,556	-	-
	$5,679	1,319	18,276	25,274	1,259,613	1,284,887	969	17,307

Aging Analysis as of December 31, 2010

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans
Commercial and industrial	$2,587	542	4,295	7,424	205,283	212,707	225	4,070
Commercial mortgages	2,720	-	11,445	14,165	420,622	434,787	413	11,032
Residential - first lien	3,621	1,487	5,851	10,959	221,994	232,953	627	5,224
Residential - junior lien	216	106	948	1,270	95,146	96,416	31	917
Consumer:
Automobile - indirect	1,785	815	268	2,868	178,613	181,481	268	-
Other	352	160	25	537	25,900	26,437	25	-
Loans held-for-sale	-	-	-	-	14,113	14,113	-	-
Total	$11,281	3,110	22,832	37,223	1,161,671	1,198,894	1,589	21,243

Impaired Financing Receivables [Table Text Block]
	2011	2010	2009

Recorded investment at period end	$17,307	21,655	18,547
Impaired loans with specific related allowance at period end	$2,453	3,116	7,771
Amount of specific related allowance at period end	$1,138	674	2,799
Average investment during the period	$20,394	21,862	14,306
Interest income recognized on a cash basis during the period	$127	35	35

December 31, 2011

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
	Investment	balance	Allowance	Investment	Recognized
With no specific allowance
Commercial and industrial	$2,542	3,048	-	1,401	-
Commercial mortgage	8,001	9,440	-	6,578	114
Residential mortgage - first position	3,800	3,968	-	3,366	13
Residential mortgage - second position	411	439	-	390	-
Consumer - other	100	102	-	76	-
Subtotal	14,854	16,997	-	11,811	127
With specific allowance
Commercial and industrial	1,376	1,454	895	3,079	-
Commercial mortgage	1,077	1,153	243	3,988	-
Residential mortgage - first position	-	-	-	1,265	-
Residential mortgage - second position	-	-	-	201	-
Consumer - other	-	-	-	50	-
Subtotal	2,453	2,607	1,138	8,583	-
Total	$17,307	19,604	1,138	20,394	127
Summary by portfolio:
Commercial	$12,996	15,095	1,138	15,046	114
Residential	4,211	4,407	-	5,222	13
Consumer and other	100	102	-	126	-
Total	$17,307	19,604	1,138	20,394	127

December 31, 2010

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
With no specific allowance	Investment	balance	Allowance	Investment	Recognized
Commercial and industrial	$3,177	3,598	-	5,741	-
Commercial mortgage	10,107	10,446	-	9,949	34
Residential mortgage - first position	4,391	4,476	-	1,988	1
Residential mortgage - second position	664	668	-	642	-
Consumer - other	200	200	-	100	-
Subtotal	18,539	19,388	-	18,420	35
With specific allowance
Commercial and industrial	1,305	1,343	449	2,037	-
Commercial mortgage	924	2,489	51	1,070	-
Residential mortgage - first position	833	835	124	291	-
Residential mortgage - second position	54	56	50	44	-
Subtotal	3,116	4,723	674	3,442	-
Total	$21,655	24,111	674	21,862	35
Summary by portfolio:
Commercial	$15,513	17,876	500	18,797	34
Residential	5,942	6,035	174	2,965	1
Consumer and other	200	200	-	100	-
Total	$21,655	24,111	674	21,862	35

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
	2011	2010
Land and land improvements	$948	892
Buildings and leasehold improvements	24,172	21,794
Furniture, fixtures and equipment	19,520	18,009

	44,640	40,695
Less accumulated depreciation and amortization	28,539	26,325

Premises and equipment - net	$16,101	14,370

Loan Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2010
Loan Servicing Assets [Abstract]
Schedule Of Changes In Servicing Assets [Table Text Block]
December 31, 2010
			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,134	1,402	977	425	3,330	1,169	-	795	14,232
Charge-offs	(2,957)	(678)	(263)	(23)	(1,521)	(556)	-	-	(5,998)
Recoveries	243	47	43	7	714	197	-	-	1,251
Provision	2,944	600	547	154	1,673	345	-	(113)	6,150
Ending Balance	$6,364	1,371	1,304	563	4,196	1,155	-	682	15,635
of which:
Amount for loans individually
evaluated for impairment	$449	51	124	50	-	-	-	-	674
Amount for loans collectively
evaluated for impairment	$5,915	1,320	1,180	513	4,196	1,155	-	682	14,961
Balance of loans individually
evaluated for impairment	$4,482	11,031	2,905	718	-	200	-	-	19,336
Balance of loans collectively
evaluated for impairment	$208,225	423,756	230,048	95,698	181,481	26,237	14,113	5,962	1,185,520

Time Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Time Deposits [Abstract]
Time Deposits by Maturity
2012	$274,473
2013	71,980
2014	51,532
2015	219

$398,204

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Allocation of Income Taxes
	2011	2010	2009

Income from operations	$6,178	6,205	5,401
Stock option exercise included in stockholders’ equity	-	(232)	-
Change in stockholders' equity for unrealized
gain (loss) on securities available for sale	180	(483)	502
Change in stockholders' equity for unrealized
gain (loss) on fair value of interest rate swap	(1,341)	180	170

	$5,017	5,670	6,073

Schedule of Components of Income Tax Expense (Benefit)
	Years ended December 31,

	2011	2010	2009
Current:
Federal	$5,706	5,882	4,920
State	1,046	1,086	1,070
	6,752	6,968	5,990

Deferred:
Federal	(347)	(513)	(468)
State	(227)	(250)	(121)
	(574)	(763)	(589)

	$6,178	6,205	5,401

Effective Income Tax Expense And Rate
	Years ended December 31,

	2011	2010	2009

Tax expense at statutory rate of 35% (34.33% in 2009)	$7,841	8,351	7,070
Tax-exempt interest	(2,251)	(2,487)	(2,612)
Interest expense disallowance	78	117	186
State taxes, net of Federal benefit	532	543	621
Nondeductible operating expenses	62	33	21
Change in valuation allowance for deferred tax assets	(2)	(2)	(2)
Recovery of state allowance for loan losses	-	(167)	-
Other	(82)	(183)	117

Total	$6,178	6,205	5,401

Effective tax rate	28.0%	26.0%	26.2%

Tax Effect Of Temporary Differences
	2011	2010
Deferred tax assets:
Allowance for loan losses - books	$6,377	6,194
Incentive stock and retirement plans	1,825	596
Stock options	75	75
Interest on nonaccrual loans	1,065	1,197
Retirement and other reserves	44	419
Gain on sale of premises and equipment – books	671	515
Write-down of available-for-sale securities	184	382
Minority-owned entities	281	96
Net unrealized loss on interest rate swap	1,722	381
Other	307	-

Deferred tax assets before allowance	12,551	9,855
Valuation allowance	(78)	(80)

Deferred tax assets	12,473	9,775

Deferred tax liabilities:
Loan servicing rights	986	880
Intangible assets	1,027	128
Depreciation	969	291
Net unrealized gain on available for sale securities	789	540

Deferred tax liabilities	3,771	1,839

Net deferred tax asset	$8,702	7,936

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2011	2010	2009
Basic Earnings Per Share:
Net income applicable to common shareholders	$16,312	17,656	15,194
Weighted average common shares outstanding	1,888,229	1,888,080	1,885,500
Basic earnings per share	$8.64	9.35	8.06

	2011	2010	2009
Diluted Earnings Per Share:
Net income applicable to common shareholders	$16,312	17,656	15,194
Weighted average common shares outstanding	1,888,229	1,888,080	1,885,500
Effect of assumed exercise of stock options	35,548	31,112	32,012
Total	$1,923,777	1,919,192	1,917,512
Diluted earnings per share	$8.48	9.20	7.92

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure
Commitments To Extend Credit
	Year ended December 31,

	2011		2010
	Notional	Carrying	Notional	Carrying
	Amount	Amount	Amount	Amount
Commitments to extend credit:
Commercial lines of credit	$138,072	-	101,481	-
Commercial real estate and construction	$37,174	-	31,826	-
Residential real estate at fixed rates	$5,269	-	3,871	-
Home equity lines of credit	$186,902	-	150,085	-
Unsecured personal lines of credit	$16,326	-	16,662	-
Standby and commercial letters of credit	$15,563	(233)	8,180	(127)
Commitments to sell real estate loans	$7,556	-	14,113	-

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Regulatory Capital as of December 31, 2011
	Actual Regulatory Capital		Minimum Requirement		Well-Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

Leverage capital (Tier 1) as percent of
three-month average assets:
Company	$167,136	9.90%	$67,525	4.00%	$84,406	5.00%
Bank	$147,617	8.75%	$67,471	4.00%	$84,339	5.00%
As percent of risk-weighted,
period-end assets
Core capital (Tier 1)
Company	$167,136	12.42%	$53,850	4.00%	$80,774	6.00%
Bank	$147,617	11.20%	$52,700	4.00%	$79,049	6.00%
Total capital (Tiers 1 and 2)
Company	$183,257	13.61%	$107,699	8.00%	$134,624	10.00%
Bank	$163,738	12.43%	$105,399	8.00%	$131,749	10.00%

	Regulatory Capital as of December 31, 2010
	Actual Regulatory Capital		Minimum Requirement		Well-Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

Leverage capital (Tier 1) as percent of
three-month average assets:
Company	$151,023	9.10%	$66,352	4.00%	$82,940	5.00%
Bank	$140,061	8.50%	$65,913	4.00%	$82,392	5.00%
As percent of risk-weighted,
period-end assets
Core capital (Tier 1)
Company	$151,023	12.32%	$49,037	4.00%	$73,556	6.00%
Bank	$140,061	11.60%	$48,314	4.00%	$72,471	6.00%
Total capital (Tiers 1 and 2)
Company	$176,399	14.39%	$98,075	8.00%	$122,593	10.00%
Bank	$155,175	12.85%	$96,627	8.00%	$120,784	10.00%

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2011

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$61,473	7	11	-	(18)	61,473
Non-interest income	24,510	3,890	3,863	187	(3,642)	28,808

Total revenues	85,983	3,897	3,874	187	(3,660)	90,281

Provision for loan losses	3,775	-	-	-	-	3,775
Intangible amortization	250	-	937	-	-	1,187
Other operating expenses	57,336	2,272	3,078	1,309	(779)	63,216

Total expenses	61,361	2,272	4,015	1,309	(779)	68,178

Income (loss) before tax	24,622	1,625	(141)	(1,122)	(2,881)	22,103
Income tax	6,178	651	(69)	-	(582)	6,178

Net income attributable to noncontrolling interests
and Canandaigua National Corporation	18,444	974	(72)	(1,122)	(2,299)	15,925

Less: Net income attributable to noncontrolling interests	6	-	-	(393)	-	(387)

Net income attributable to
Canandaigua National Corporation	$18,438	974	(72)	(729)	(2,299)	16,312

Total identifiable assets	$1,738,994	10,180	14,450	15,625	(17,779)	1,761,470

	2010

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$61,161	12	(8)	(24)	61,141
Non-interest income	22,553	4,187	3,873	(3,892)	26,721

Total revenues	83,714	4,199	3,865	(3,916)	87,862

Provision for loan losses	6,150	-	-	-	6,150
Intangible amortization	217	-	778	-	995
Other operating expenses	51,860	2,122	3,471	(597)	56,856

Total expenses	58,227	2,122	4,249	(597)	64,001

Income (loss) before tax	25,487	2,077	(384)	(3,319)	23,861
Income tax	6,205	775	62	(837)	6,205

Net income (loss)	$19,282	1,302	(446)	(2,482)	17,656

Total identifiable assets	$1,646,733	13,537	16,786	(15,552)	1,661,504

Condensed Financial Information Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule Of Condensed Financial Statements
Balance Sheets
	December 31,

	2011	2010
Assets:
Cash in subsidiary bank	$6,825	7,992
Cash in other banks	4,430	1,260
Securities available for sale	946	1,105
Investment in Bank	150,301	142,313
Investment in nonbank subsidiaries	27,993	20,873
Other assets	7,526	3,419

Total assets	$198,021	176,962

Liabilities:
Junior subordinated debentures	$51,547	51,547
Other liabilities	10,694	1,621

Total liabilities	62,241	53,168

Stockholders' Equity	135,780	123,794

Total liabilities and stockholders' equity	$198,021	176,962

Statements of Income
	Years ended December 31,

	2011	2010	2009

Dividends from Bank	$12,960	7,200	7,200
Dividends from nonbank subsidiaries	-	-	500
Other income	15	56	264
Loss on securities available for sale	(34)	(40)	(120)
Interest and other expenses	(2,743)	(3,105)	(3,376)

Income before undistributed income of subsidiaries	10,198	4,111	4,468
Undistributed current year income of subsidiaries	6,071	13,540	9,744

Income before taxes	16,269	17,651	14,212
Income tax benefit	43	5	982

Net income	$16,312	17,656	15,194

Statements of Cash Flow
	Years ended December 31,

	2011	2010	2009
Cash flows from operating activities
Net income	$16,312	17,656	15,194
Adjustments to reconcile net income to net cash
from operating activities:
Depreciation, amortization and accretion	-	24	24
Undistributed current year earnings of subsidiaries	(6,071)	(13,540)	(9,744)
Loss on securities available for sale	34	40	120
Other	(3,407)	1,432	(1,068)

Net cash provided by operating activities	6,868	5,612	4,526

Cash flows from investing activities:
Proceeds transactions of securities available for sale	62	1,499	-
Acquisition of company	(2,250)	-	-
Investment in subsidiaries	(5)	(501)	(8,055)
Purchases of other investments, net	-	(331)	(37)
Fixed assets sold to subsidiary	-	453	-

Net cash (used in) provided by investing activities	(2,193)	1,120	(8,092)

Cash flows from financing activities:
Payments for treasury stock transactions, net	(173)	(147)	(327)
Tax benefit from stock option exercise	-	232	-
Change in noncontrolling interest, net	2,906	-	-
Dividends paid	(5,405)	(5,121)	(4,669)

Net cash (used in) provided by financing activities	(2,672)	(5,036)	(4,996)

Net increase (decrease) in cash	2,003	1,696	(8,562)
Cash at beginning of year	9,252	7,556	16,118

Cash at end of year	$11,255	9,252	7,556

Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values of Financial Instruments [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
Financial Assets:	Amount	Value	Amount	Value
Cash and equivalents	$126,740	126,740	138,229	138,229
Securities, available-for-sale and held-to-maturity (1)	$284,139	289,431	272,336	276,856
Loans-net	$1,276,426	1,308,531	1,189,221	1,245,838
Loan servicing assets	$2,489	3,244	2,222	3,418

Financial Liabilities:
Deposits:
Demand, savings and
money market accounts	$1,148,406	1,148,406	984,940	984,940
Time deposits	$398,204	393,583	488,390	494,654
Borrowings	$-	-	330	328
Junior subordinated debentures	$51,547	52,185	51,547	52,866

Other financial instruments:
Interest rate swap agreements	$(4,415)	(4,415)	(933)	(933)
Letters of credit	$(233)	(233)	(127)	(127)

(1)Includes the Company's required investments in Federal Reserve Bank stock and Federal Home Loan Bank stock.

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
Financial Assets:	Amount	Value	Amount	Value
Cash and equivalents	$126,740	126,740	138,229	138,229
Securities, available-for-sale and held-to-maturity (1)	$284,139	289,431	272,336	276,856
Loans-net	$1,276,426	1,308,531	1,189,221	1,245,838
Loan servicing assets	$2,489	3,244	2,222	3,418

Financial Liabilities:
Deposits:
Demand, savings and
money market accounts	$1,148,406	1,148,406	984,940	984,940
Time deposits	$398,204	393,583	488,390	494,654
Borrowings	$-	-	330	328
Junior subordinated debentures	$51,547	52,185	51,547	52,866

Other financial instruments:
Interest rate swap agreements	$(4,415)	(4,415)	(933)	(933)
Letters of credit	$(233)	(233)	(127)	(127)

(1)Includes the Company's required investments in Federal Reserve Bank stock and Federal Home Loan Bank stock.

Fair Values Mesurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Values Mesurements [Abstract]
Fair Value Asset And Liabilities Measured On Recurring And Nonrecurring Basis [Table Text Block]
		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	56,125	-	56,125
State and municipal obligation	-	55,425	-	55,425
All other	-	1,407	799	2,206
Total assets	$502	112,957	799	114,258

Liabilities
Interest rate swap agreement	$-	4,415	-	4,415
Letters of credit	-	233	-	233
Total liabilities	$-	4,648	-	4,648

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	7,556	-	7,556
Collateral dependent impaired loans	-	-	2,453	2,453
Other real estate owned	-	-	4,235	4,235
Loan servicing assets	-	-	2,489	2,489
Total assets	$-	7,556	9,177	16,733

Securities available for sale, beginning of period	$958
Realized loss included in operations	(34)
Unrealized loss included in other comprehensive income	(125)
Securities available for sale, end of period	$799

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$503	-	-	503
U.S. government sponsored
enterprise obligations	-	43,209	-	43,209
State and municipal obligation	-	67,958	-	67,958
All other	-	1,367	958	2,325
Total assets	$503	112,534	958	113,995

Liabilities
Interest rate swap agreement	$-	933	-	933
Letters of credit	-	127	-	127
Total liabilities	$-	1,060	-	1,060

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	14,113	-	14,113
Collateral dependent impaired loans	-	-	3,116	3,116
Other assets
Other real estate owned	-	-	3,740	3,740
Loan servicing assets	-	-	2,222	2,222
Total assets	$-	14,113	9,078	23,191

Securities available for sale, beginning of period	$972
Unrealized gain included in other comprehensive income	26
Impairment charges included in earnings	(40)
Securities available for sale, end of period	$958

Securities (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Debt Obligations [Member]	Dec. 31, 2011 Collateralized debt obligation [Member]	Dec. 31, 2010 Collateralized debt obligation [Member]	Dec. 31, 2011 US Treasury [Member]	Dec. 31, 2010 US Treasury [Member]	Dec. 31, 2011 Government Sponsored enterprise obligations [Member]	Dec. 31, 2010 Government Sponsored enterprise obligations [Member]	Dec. 31, 2011 State and municipal obligations [Member]	Dec. 31, 2010 State and municipal obligations [Member]	Dec. 31, 2011 Corporate obligations [Member]	Dec. 31, 2010 Corporate obligations [Member]	Dec. 31, 2011 Equity Securities [Member]	Dec. 31, 2010 Equity Securities [Member]	Dec. 31, 2011 Trust Preferred Securities Subject to Mandatory Redemption [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 112,187,000	$ 112,660,000	$ 800,000	$ 100,000	$ 700,000	$ 502,000	$ 503,000	$ 55,766,000	$ 43,669,000	$ 53,531,000	$ 66,004,000	$ 1,093,000	$ 1,191,000	$ 1,295,000	$ 1,293,000
Gross unrealized gains	2,408,000	2,265,000				0	0	377,000	203,000	1,917,000	1,988,000	2,000	0	112,000	74,000
Gross unrealized losses	(337,000)	(930,000)				0	0	(18,000)	(663,000)	(23,000)	(34,000)	(296,000)	(233,000)	0	0
Available for sale securities - fair value	114,258,000	113,995,000
Cumulative OTTI recognized in earnings			360,000													900,000
Available for sale securities current carrying value		$ 113,995,000				$ 502,000	$ 503,000	$ 56,125,000	$ 43,209,000	$ 55,425,000	$ 67,958,000	$ 799,000	$ 958,000	$ 1,407,000	$ 1,367,000	$ 100,000

Securities 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 167,225	$ 155,881
Gross unrealized gains	5,427	4,847
Gross unrealized losses	(135)	(327)
Held-to-maturity Securities, Fair Value	172,517	160,401
Government Sponsored enterprise obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	1,007	7,005
Gross unrealized gains	1	33
Gross unrealized losses	0	0
Held-to-maturity Securities, Fair Value	1,008	7,038
State and municipal obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	165,348	147,965
Gross unrealized gains	5,113	4,400
Gross unrealized losses	(135)	(324)
Held-to-maturity Securities, Fair Value	170,326	152,041
Corporate obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	870	911
Gross unrealized gains	313	414
Gross unrealized losses	0	(3)
Held-to-maturity Securities, Fair Value	$ 1,183	$ 1,322

Securities 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
The amortized cost and fair value of available for sale securites by maturity
Under 1 year amortized cost	$ 18,977
1 to 5 amortized cost	36,872
5 to 10 years amortized cost	52,045
10 and over amortized cost	2,998
Under 1 year fair value	19,180
1 to 5 fair value	38,480
5 to 10 years fair value	52,348
10 and over fair value	2,843
Fair Value	112,851
The amortized cost and fair value held to maturity securities by maturity
Under 1 year amortized cost	31,107
1 to 5 amortized cost	119,175
5 to 10 years amortized cost	16,055
10 and over amortized cost	888
Total	167,225	155,881
Under 1 year fair value	31,467
1 to 5 fair value	123,264
5 to 10 years fair value	16,583
10 and over fair value	$ 1,203

Securities 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	$ 7,965	$ 28,631
Less than 12 months unrealized losses	21	684
Over 12 months fair value	1,755	2,130
Over 12 months unrealized losses	316	246
Total fair value	9,720	30,761
Total unrealized losses	337	930
US Treasury [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	0
Less than 12 months unrealized losses	0
Over 12 months fair value	0
Over 12 months unrealized losses	0
Total fair value	0
Total unrealized losses	0
Government Sponsored enterprise obligations [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	7,610	27,565
Less than 12 months unrealized losses	18	663
Over 12 months fair value	0	0
Over 12 months unrealized losses	0	0
Total fair value	7,610	27,565
Total unrealized losses	18	663
State and municipal obligations [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	355	1,066
Less than 12 months unrealized losses	3	21
Over 12 months fair value	996	1,352
Over 12 months unrealized losses	20	13
Total fair value	1,351	2,418
Total unrealized losses	23	34
Corporate obligations [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	0	0
Less than 12 months unrealized losses	0	0
Over 12 months fair value	759	778
Over 12 months unrealized losses	296	233
Total fair value	759	778
Total unrealized losses	$ 296	$ 233

Securities 4 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	$ 7,886	$ 12,101
Less than 12 months unrealized losses	80	279
Over 12 months fair value	4,647	4,777
over 12 months unrealized losses	55	48
Total fair value	12,533	16,878
Total unrealized losses	135	327
Government Sponsored enterprise obligations [Member]
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	0
Less than 12 months unrealized losses	0
Over 12 months fair value	0
over 12 months unrealized losses	0
Total fair value	0
Total unrealized losses	0
State and municipal obligations [Member]
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	7,886	11,950
Less than 12 months unrealized losses	80	276
Over 12 months fair value	4,647	4,777
over 12 months unrealized losses	55	48
Total fair value	12,533	16,727
Total unrealized losses	135	324
Corporate obligations [Member]
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value		151
Less than 12 months unrealized losses		3
Over 12 months fair value		0
over 12 months unrealized losses		0
Total fair value		151
Total unrealized losses		$ 3

Securities 5 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available For Sale Securities Backed By Guarantees [Line Items]
Available for sale securities - fair value	$ 114,258	$ 113,995
Available for sale securities - adjusted cost basis	$ 112,187	$ 112,660

Loans and Allowances for Loan Losses 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Major Classifications of loans [Line Items]
Total loans	$ 1,284,887	$ 1,198,894
Plus - Net deferred loan costs	7,634	5,962
Loans and Leases Receivable, Allowance	(16,095)	(15,635)
Loans - net	1,276,426	1,189,221
Balance at the beginning of period	15,635	14,232	11,992
Loans charged off	(4,563)	(5,998)	(2,964)
Recoveries of loans charged off	1,248	1,251	859
Provision for loan losses	3,775	6,150	4,345
Balance at the end of period	16,095	15,635	14,232
Commercial and industrial [Member]
Major Classifications of loans [Line Items]
Total loans	198,744	212,707
Loans and Leases Receivable, Allowance	(6,393)	(6,364)	(6,134)
Loans charged off	2,082	2,957
Recoveries of loans charged off	153	243
Provision for loan losses	1,958	2,944
Commercial mortgages
Major Classifications of loans [Line Items]
Total loans	467,413	434,787
Loans and Leases Receivable, Allowance	(994)	(1,371)	(1,402)
Loans charged off	263	678
Recoveries of loans charged off	0	47
Provision for loan losses	(114)	600
Residential Mortgages - first position
Major Classifications of loans [Line Items]
Total loans	256,173	232,953
Loans and Leases Receivable, Allowance	(1,786)	(1,304)	(977)
Loans charged off	324	263
Recoveries of loans charged off	142	43
Provision for loan losses	664	547
Residential Mortgages - Second position
Major Classifications of loans [Line Items]
Total loans	101,877	96,416
Loans and Leases Receivable, Allowance	(521)	(563)	(425)
Loans charged off	31	23
Recoveries of loans charged off	9	7
Provision for loan losses	(20)	154
Consumer - Indirect
Major Classifications of loans [Line Items]
Total loans	227,541	181,481
Loans and Leases Receivable, Allowance	(4,839)	(4,196)	(3,330)
Loans charged off	1,345	1,521
Recoveries of loans charged off	700	714
Provision for loan losses	1,288	1,673
Consumer Other
Major Classifications of loans [Line Items]
Total loans	25,583	26,437
Loans and Leases Receivable, Allowance	(916)	(1,155)	(1,169)
Loans charged off	518	556
Recoveries of loans charged off	244	197
Provision for loan losses	35	345
Loans-held-for-sale
Major Classifications of loans [Line Items]
Total loans	7,556	14,113
Loans and Leases Receivable, Allowance	0	0	0
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	0	0
Unallocated
Major Classifications of loans [Line Items]
Loans and Leases Receivable, Allowance	(646)	(682)	(795)
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	$ (36)	$ (113)

Loans and Allowances for Loan Losses 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	$ 15,635
Loans charged off	(4,563)	(5,998)	(2,964)
Recoveries of loans charged off	1,248	1,251	859
Provision for loan losses	3,775	6,150	4,345
Balance at the end of period	16,095	15,635
Amount for loans collectively evaluated for impairment	751
Commercial and industrial
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	6,364	6,134
Loans charged off	2,082	2,957
Recoveries of loans charged off	153	243
Provision for loan losses	1,958	2,944
Balance at the end of period	6,393	6,364
Amount for loans individually evaluated for impairment	895	449
Amount for loans collectively evaluated for impairment	5,498	5,915
Loans individually evaluated for impairment	3,828	4,482
Loans collectively evaluated for impairment	194,916	208,225
Commercial mortgages
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	1,371	1,402
Loans charged off	263	678
Recoveries of loans charged off	0	47
Provision for loan losses	(114)	600
Balance at the end of period	994	1,371
Amount for loans individually evaluated for impairment	243	51
Amount for loans collectively evaluated for impairment		1,320
Loans individually evaluated for impairment	9,078	11,031
Loans collectively evaluated for impairment	458,335	423,756
Residential Mortgages - first position
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	1,304	977
Loans charged off	324	263
Recoveries of loans charged off	142	43
Provision for loan losses	664	547
Balance at the end of period	1,786	1,304
Amount for loans individually evaluated for impairment	0	124
Amount for loans collectively evaluated for impairment	1,786	1,180
Loans individually evaluated for impairment	0	2,905
Loans collectively evaluated for impairment	256,173	230,048
Residential Mortgages - Second position
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	563	425
Loans charged off	31	23
Recoveries of loans charged off	9	7
Provision for loan losses	(20)	154
Balance at the end of period	521	563
Amount for loans individually evaluated for impairment	0	50
Amount for loans collectively evaluated for impairment	521	513
Loans individually evaluated for impairment	31	718
Loans collectively evaluated for impairment	101,846	95,698
Consumer - Indirect
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	4,196	3,330
Loans charged off	1,345	1,521
Recoveries of loans charged off	700	714
Provision for loan losses	1,288	1,673
Balance at the end of period	4,839	4,196
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	4,839	4,196
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	227,541	181,481
Consumer Other
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	1,155	1,169
Loans charged off	518	556
Recoveries of loans charged off	244	197
Provision for loan losses	35	345
Balance at the end of period	916	1,155
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	916	1,155
Loans individually evaluated for impairment	0	200
Loans collectively evaluated for impairment	25,583	26,237
Loans-held-for-sale
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	0	0
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	0	0
Balance at the end of period	0	0
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	0	0
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	7,556	14,113
Unallocated
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	682	795
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	(36)	(113)
Balance at the end of period	646	682
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	646	682
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	$ 7,634	$ 5,962

Loans and Allowances for Loan Losses 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Recorded Investment [Line Items]
Total	$ 1,284,887	$ 1,198,894
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	969	1,589	1,087
Nonaccruing loans	17,307	21,243	18,547
Total nonperforming loans	18,276	22,832	19,634
Other real estate owned	4,632	4,291	2,883
Less write-down of other real estate owned	(397)	(551)	(114)
Total nonperforming assets	22,511	26,572	22,403
1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total		11,367
2 Good
Financing Receivable, Recorded Investment [Line Items]
Total		13,273
3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total		70,400
4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total		50,579
5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total		17,984
6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total		20,985
7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total		0
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total	198,744	212,707
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	75	225
Nonaccruing loans	3,917	4,070
Commercial and industrial | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	9,814
Commercial and industrial | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	8,826
Commercial and industrial | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	68,246
Commercial and industrial | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	43,928
Commercial and industrial | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	7,864
Commercial and industrial | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	29,440
Commercial and industrial | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0
Commercial and industrial | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	168,118	184,588
Commercial and industrial | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	30,626	28,119
Commercial mortgages
Financing Receivable, Recorded Investment [Line Items]
Total	467,413	434,787
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	0	413
Nonaccruing loans	9,078	11,032
Commercial mortgages | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	105	0
Commercial mortgages | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	26,195	24,233
Commercial mortgages | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	177,882	165,350
Commercial mortgages | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	210,901	193,960
Commercial mortgages | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	4,645	17,235
Commercial mortgages | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	30,018	17,594
Commercial mortgages | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Commercial mortgages | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	449,746	418,372
Commercial mortgages | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	17,667	16,415
Residential Mortgages - first position
Financing Receivable, Recorded Investment [Line Items]
Total	256,173	232,953
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	652	627
Nonaccruing loans	3,801	5,224
Residential Mortgages - first position | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Residential Mortgages - first position | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	1,718	217
Residential Mortgages - first position | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	1,409	1,015
Residential Mortgages - first position | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	6,045	5,829
Residential Mortgages - first position | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	1,127	981
Residential Mortgages - first position | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	4,496	3,720
Residential Mortgages - first position | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Residential Mortgages - first position | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	14,795	11,762
Residential Mortgages - first position | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	241,378	221,191
Residential Mortgages - Second position
Financing Receivable, Recorded Investment [Line Items]
Total	101,877	96,416
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	8	31
Nonaccruing loans	411	917
Residential Mortgages - Second position | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Residential Mortgages - Second position | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	2,560	3,678
Residential Mortgages - Second position | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	576	1,338
Residential Mortgages - Second position | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	269	459
Residential Mortgages - Second position | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	844
Residential Mortgages - Second position | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	453	881
Residential Mortgages - Second position | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	7	38
Residential Mortgages - Second position | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	3,865	7,238
Residential Mortgages - Second position | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	98,012	89,178
Consumer - Indirect
Financing Receivable, Recorded Investment [Line Items]
Total	227,541	181,481
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	165	268
Nonaccruing loans	0	0
Consumer - Indirect | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer - Indirect | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	227,541	181,481
Consumer Other
Financing Receivable, Recorded Investment [Line Items]
Total	25,583	26,437
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	69	25
Nonaccruing loans	100	0
Consumer Other | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	913	155
Consumer Other | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	5
Consumer Other | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	100	0
Consumer Other | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Other | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	1,013	160
Consumer Other | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	24,570	26,277
Loans-held-for-sale
Financing Receivable, Recorded Investment [Line Items]
Total	7,556	14,113
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	0	0
Nonaccruing loans	0	0
Loans-held-for-sale | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans-held-for-sale | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	7,556	14,113
Unallocated | 1 Superior
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 2 Good
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 3 Satisfactory
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 4 Watch
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 5 Special Mention
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 6 Substandard
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 7 Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 8 Loss Subtotal
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated | 9 Not Rated
Financing Receivable, Recorded Investment [Line Items]
Total	$ 7,634	$ 5,962

Loans and Allowances for Loan Losses 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 5,679	$ 11,281
60-89 Days Past Due	1,319	3,110
90 Days or Greater	18,276	22,832
Total Past Due	25,274	37,223
Current	1,259,613	1,161,671
Total loans	1,284,887	1,198,894
>90 Days and Accruing	969	1,589	1,087
Non-Accrual Loans	17,307	21,243	18,547
Summary of information regarding impaired loans
Recorded investment at period end	17,307	21,655	18,547
Amount of specific related allowance at period end	1,138	674	2,799
Average investment during the period	20,394	21,862	14,306
Interest income recognized on a cash basis during the period	127	35	35
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	395	2,587
60-89 Days Past Due	432	542
90 Days or Greater	3,992	4,295
Total Past Due	4,819	7,424
Current	193,925	205,283
Total loans	198,744	212,707
>90 Days and Accruing	75	225
Non-Accrual Loans	3,917	4,070
Commercial mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,184	2,720
60-89 Days Past Due	0	0
90 Days or Greater	9,078	11,445
Total Past Due	11,262	14,165
Current	456,151	420,622
Total loans	467,413	434,787
>90 Days and Accruing	0	413
Non-Accrual Loans	9,078	11,032
Residential Mortgages - first position
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	633	3,621
60-89 Days Past Due	55	1,487
90 Days or Greater	4,453	5,851
Total Past Due	5,141	10,959
Current	251,032	221,994
Total loans	256,173	232,953
>90 Days and Accruing	652	627
Non-Accrual Loans	3,801	5,224
Mortgages Residential - junior lien
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	444	216
60-89 Days Past Due	91	106
90 Days or Greater	419	948
Total Past Due	954	1,270
Current	100,923	95,146
Total loans	101,877	96,416
>90 Days and Accruing	8	31
Non-Accrual Loans	411	917
Consumer Automobile - Indirect
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,766	1,785
60-89 Days Past Due	653	815
90 Days or Greater	165	268
Total Past Due	2,584	2,868
Current	224,957	178,613
Total loans	227,541	181,481
>90 Days and Accruing	165	268
Non-Accrual Loans	0	0
Consumer Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	257	352
60-89 Days Past Due	88	160
90 Days or Greater	169	25
Total Past Due	514	537
Current	25,069	25,900
Total loans	25,583	26,437
>90 Days and Accruing	69	25
Non-Accrual Loans	100	0
Loans-held-for-sale
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days or Greater	0	0
Total Past Due	0	0
Current	7,556	14,113
Total loans	7,556	14,113
>90 Days and Accruing	0	0
Non-Accrual Loans	$ 0	$ 0

Loans and Allowances for Loan Losses 5 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 17,307	$ 21,655	$ 18,547
Unpaid Principal Balance	2,453	3,116	7,771
Sepcific Related Allowance	1,138	674	2,799
Average Recorded Investment	20,394	21,862	14,306
Interest Income Recognized	127	35	35
With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	14,854	18,539
Unpaid Principal Balance	16,997	19,388
Sepcific Related Allowance	0	0
Average Recorded Investment	11,811	18,420
Interest Income Recognized		35
With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,453	3,116
Unpaid Principal Balance	2,607	4,723
Sepcific Related Allowance	1,138	674
Average Recorded Investment	8,583	3,442
Interest Income Recognized		0
With specific and no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,307	21,655
Unpaid Principal Balance	19,604	24,111
Sepcific Related Allowance	1,138	674
Average Recorded Investment	20,394	21,862
Interest Income Recognized		35
Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,307	21,655
Unpaid Principal Balance	19,604	24,111
Sepcific Related Allowance	1,138	674
Average Recorded Investment	20,394	21,862
Interest Income Recognized		35
Commercial and industrial | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,542	3,177
Unpaid Principal Balance	3,048	3,598
Sepcific Related Allowance	0	0
Average Recorded Investment	1,401	5,741
Interest Income Recognized	0	0
Commercial and industrial | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,376	1,305
Unpaid Principal Balance	1,454	1,343
Sepcific Related Allowance	895	449
Average Recorded Investment	3,079	2,037
Interest Income Recognized	0	0
Commercial and industrial | Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,996	15,513
Unpaid Principal Balance	15,095	17,876
Sepcific Related Allowance	1,138	500
Average Recorded Investment	15,046	18,797
Interest Income Recognized	114	34
Commercial mortgages | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	8,001	10,107
Unpaid Principal Balance	9,440	10,446
Sepcific Related Allowance	0	0
Average Recorded Investment	6,578	9,949
Interest Income Recognized	114	34
Commercial mortgages | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,077	924
Unpaid Principal Balance	1,153	2,489
Sepcific Related Allowance	243	51
Average Recorded Investment	3,988	1,070
Interest Income Recognized	0	0
Residential Mortgages - first position | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,800	4,391
Unpaid Principal Balance	3,968	4,476
Sepcific Related Allowance	0	0
Average Recorded Investment	3,366	1,988
Interest Income Recognized	13	1
Residential Mortgages - first position | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	833
Unpaid Principal Balance	0	835
Sepcific Related Allowance	0	124
Average Recorded Investment	1,265	291
Interest Income Recognized	0	0
Residential Mortgages - Second position | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	411	664
Unpaid Principal Balance	439	668
Sepcific Related Allowance	0	0
Average Recorded Investment	390	642
Interest Income Recognized	0	0
Residential Mortgages - Second position | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	54
Unpaid Principal Balance	0	56
Sepcific Related Allowance	0	50
Average Recorded Investment	201	44
Interest Income Recognized	0	0
Consumer - Indirect | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer - Indirect | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer Other | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	100	200
Unpaid Principal Balance	102	200
Sepcific Related Allowance	0	0
Average Recorded Investment	76	100
Interest Income Recognized	0	0
Consumer Other | With specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	50
Interest Income Recognized	0
Residential | Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,211	5,942
Unpaid Principal Balance	4,407	6,035
Sepcific Related Allowance	0	174
Average Recorded Investment	5,222	2,965
Interest Income Recognized	13	1
Consumer And Other | With no specific allowance
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer And Other | Summary by portfolio
Financing Receivable, Impaired [Line Items]
Recorded Investment	100	200
Unpaid Principal Balance	102	200
Sepcific Related Allowance	0	0
Average Recorded Investment	126	100
Interest Income Recognized	$ 0	$ 0

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment Details [Abstract]
Land and land improvements	$ 948	$ 892
Buildings and leasehold improvements	24,172	21,794
Furniture, fixtures and equipment	19,520	18,009
Less accumulated depreciation and amortization	28,539	26,325
Premises and equipment - net total	16,101	14,370
Land and land improvements	948	892
Buildings and leasehold improvements	24,172	21,794
Furniture, fixtures and equipment	19,520	18,009
Less accumulated depreciation and amortization	28,539	26,325
Premises and equipment - net total	$ 16,101	$ 14,370

Loan Servicing Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loan Servicing Assets [Abstract]
Servicing assets at amortized cost, Balance	$ 2,222	$ 1,797	$ 855
Servicing assets at fair value, Balance	3,418	2,893	2,893
Servicing asset at amortized value, Origination	762	914	1,463
Servicing asset at amortized value, Amortization	(495)	(489)	521
Servicing assets at amortized cost, Balance	2,489	2,222	1,797
Servicing assets at fair value, Balance	$ 3,244	$ 3,418	$ 2,893

Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Time Deposits By Maturity [Abstract]
Contractual Maturities Of Time Certificate Of Deposits	$ 219	$ 51,532	$ 71,980	$ 274,473

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allocation of Income Taxes [Abstract]
Income from operations	$ 6,178	$ 6,205	$ 5,401
Stock option exercise included in stockholders' equity	0	(232)	0
Change in stockholders' equity for unrealized gain (loss) on securities available for sale	180	(483)	502
Change in stockholders' equity for unrealized gain (loss) on fair value of interest rate swap	(1,341)	180	170
Total allocated income tax	$ 5,017	$ 5,670	$ 6,073

Income Taxes 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Components of Income Tax Expense (Benefit) [Abstract]
Current Federal	$ 5,706	$ 5,882	$ 4,920
Current State	1,046	1,086	1,070
Total Current	6,752	6,968	5,990
Deferred Federal	(347)	(513)	(468)
Deferred State	(227)	(250)	(121)
Total Deferred	(574)	(763)	(589)
Income taxes	$ 6,178	$ 6,205	$ 5,401

Income Taxes 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective Income Tax Expense And Rate [Abstract]
Tax expense at statutory rate of 35% (34.33% in 2009)	$ 7,841	$ 8,351	$ 7,070
Tax-exempt interest	2,251	2,487	2,612
Interest expense disallowance	78	117	186
State taxes, net of Federal benefit	532	543	621
Nondeductible operating expenses	62	33	21
Change in valuation allowance for deferred tax assets	(2)	(2)	(2)
Recovery of state allowance for loan losses	0	167	0
Other	82	183	(117)
Income taxes	$ 6,178	$ 6,205	$ 5,401
Effective tax rate	2800.00%	2600.00%	2620.00%

Income Taxes 3 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Allowance for loan losses - books	$ 6,377	$ 6,194
Incentive stock and retirement plans	1,825	596
Stock options	75	75
Interest on nonaccrual loans	1,065	1,197
Retirement and other reserves	44	419
Gain on sale of premises and equipment books	671	515
Write-down of available-for-sale securities	184	382
Minority-owned entities	281	96
Net unrealized loss on interest rate swap	1,722	381
Others	307	0
Deferred tax assets before allowance	12,551	9,855
Valuation allowance	78	80
Deferred tax assets	12,473	9,775
Deferred tax liabilities:
Loan servicing rights	986	880
Intangible assets1	1,027	128
Depreciation1	969	291
Net unrealized gain on available for sale securities	789	540
Deferred tax liabilities	3,771	1,839
Net deferred tax asset	$ 8,702	$ 7,936

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basic Earnings Per Share:
Net income applicable to common shareholders	$ 16,312	$ 17,656	$ 15,194
Weighted average common shares outstanding	1,888,229	1,888,080	1,885,500
Basic earnings per share	$ 8.64	$ 9.35	$ 8.06
Diluted Earnings Per Share:
Net income applicable to common shareholders	$ 16,312	$ 17,656	$ 15,194
Weighted average common shares outstanding	1,888,229	1,888,080	1,885,500
Effect of assumed exercise of stock options	35,548	31,112	32,012
Total	1,923,777	1,919,192	1,917,512
Diluted earnings per share	$ 8.48	$ 9.2	$ 7.92

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Notional Amount
Commitments to extend credit:
Commercial lines of credit	$ 138,072	$ 101,481
Commercial real estate and construction	37,174	31,826
Residential real estate at fixed rates	5,269	3,871
Home equity lines of credit	186,902	150,085
Unsecured personal lines of credit	16,326	16,662
Standby and commercial letters of credit	15,563	8,180
Commitments to sell real estate loans	7,556	14,113
Carrying Amount
Commitments to extend credit:
Commercial lines of credit	0	0
Commercial real estate and construction	0	0
Residential real estate at fixed rates	0	0
Home equity lines of credit	0	0
Unsecured personal lines of credit	0	0
Standby and commercial letters of credit	(233)	(127)
Commitments to sell real estate loans	$ 0	$ 0

Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Company
Leverage Capital (Tier 1)
Leverage Capital (Tier 1)	$ 167,136	$ 151,023
Risk-weighted, period-end assets core capital (Tier 1)	67,525	66,352
Total Capital Tier 1 and 2	84,406	82,940
Tier One Leverage Capital to Average Assets	990.00%	910.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	400.00%	400.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	500.00%	500.00%
Core Capital
Core capital (Tier 1) Actual Regulatory	167,136	151,023
Core capital (Tier 1) Minimum Requirement	53,850	49,037
Core capital (Tier 1), Well-Capitalized	80,774	73,556
Ratio as percent of risk-weighted, period-end assets, Actual Regulatory	1242.00%	1232.00%
Ratio as percent of risk-weighted, period-end assets, Maximum Requirement	400.00%	400.00%
Ratio as percent of risk-weighted, period-end assets, Well-Capitalized	600.00%	600.00%
Total capital
Capital	183,257	176,399
Capital Required for Capital Adequacy	107,699	98,075
Capital Required to be Well Capitalized	134,624	122,593
Ratio total capital Actual Regulatory	1361.00%	1439.00%
Ration total capital Minimum Requirement	800.00%	800.00%
Ration total capital Well-Capitalized	1000.00%	1000.00%
Bank
Leverage Capital (Tier 1)
Leverage Capital (Tier 1)	147,617	140,061
Risk-weighted, period-end assets core capital (Tier 1)	67,471	65,913
Total Capital Tier 1 and 2	84,339	82,392
Tier One Leverage Capital to Average Assets	875.00%	850.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	400.00%	400.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	500.00%	500.00%
Core Capital
Core capital (Tier 1) Actual Regulatory	147,617	140,061
Core capital (Tier 1) Minimum Requirement	52,700	48,314
Core capital (Tier 1), Well-Capitalized	79,049	72,471
Ratio as percent of risk-weighted, period-end assets, Actual Regulatory	1120.00%	1160.00%
Ratio as percent of risk-weighted, period-end assets, Maximum Requirement	400.00%	400.00%
Ratio as percent of risk-weighted, period-end assets, Well-Capitalized	600.00%	600.00%
Total capital
Capital	163,738	155,175
Capital Required for Capital Adequacy	105,399	96,627
Capital Required to be Well Capitalized	$ 131,749	$ 120,784
Ratio total capital Actual Regulatory	1243.00%	1285.00%
Ration total capital Minimum Requirement	800.00%	800.00%
Ration total capital Well-Capitalized	1000.00%	1000.00%

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net interest income	$ 61,473	$ 61,141	$ 54,374
Total other income	28,808	26,721	24,770
Total revenues		87,862
Provision for loan losses	3,775	6,150	4,345
Intangible amortization	1,187	995	1,063
Other operating expenses		56,856
Total expenses		64,001
Income before income taxes	22,103	23,861	20,595
Income taxes	6,178	6,205	5,401
Net (loss) attributable to noncontrolling interests	(387)	0	0
Net Income Attributted To Canandaigua National Corporation		17,656
Total Assets	1,761,470	1,661,504
Bank [Member]
Segment Reporting Information [Line Items]
Net interest income	61,473	61,161	54,469
Total other income	24,510	22,553	20,847
Total revenues	85,983	83,714	75,316
Provision for loan losses	3,775	6,150	4,345
Intangible amortization	250	217	228
Other operating expenses	57,336	51,860	47,561
Total expenses	61,361	58,227	52,134
Income before income taxes	24,622	25,487	23,182
Income taxes	6,178	6,205	5,401
Net income	18,444		17,781
Net (loss) attributable to noncontrolling interests	6
Net Income Attributted To Canandaigua National Corporation	18,438	19,282
Total Assets	1,738,994	1,646,733	1,551,047
CNBM [Member]
Segment Reporting Information [Line Items]
Net interest income	7	12	12
Total other income	3,890	4,187	5,270
Total revenues	3,897	4,199	5,282
Provision for loan losses	0	0	0
Intangible amortization	0	0	0
Other operating expenses	2,272	2,122	1,746
Total expenses	2,272	2,122	1,746
Income before income taxes	1,625	2,077	3,536
Income taxes	651	775	1,371
Net income	974		2,165
Net (loss) attributable to noncontrolling interests	0
Net Income Attributted To Canandaigua National Corporation	974	1,302
Total Assets	10,180	13,537	6,013
GVT [Member]
Segment Reporting Information [Line Items]
Net interest income	11	(8)	(68)
Total other income	3,863	3,873	3,678
Total revenues	3,874	3,865	3,610
Provision for loan losses	0	0	0
Intangible amortization	937	778	835
Other operating expenses	3,078	3,471	4,289
Total expenses	4,015	4,249	5,124
Income before income taxes	(141)	(384)	(1,514)
Income taxes	(69)	62	(589)
Net income	(72)		(925)
Net (loss) attributable to noncontrolling interests	0
Net Income Attributted To Canandaigua National Corporation	(72)	(446)
Total Assets	14,450	16,786	19,142
OBS [Member]
Segment Reporting Information [Line Items]
Net interest income	0
Total other income	187
Total revenues	187
Provision for loan losses	0
Intangible amortization	0
Other operating expenses	1,309
Total expenses	1,309
Income before income taxes	(1,122)
Income taxes	0
Net income	(1,122)
Net (loss) attributable to noncontrolling interests	(393)
Net Income Attributted To Canandaigua National Corporation	(729)
Total Assets	15,625
Intersegment [Member]
Segment Reporting Information [Line Items]
Net interest income	(18)	(24)	(39)
Total other income	(3,642)	(3,892)	(5,025)
Total revenues	(3,660)	(3,916)	(5,064)
Provision for loan losses	0	0	0
Intangible amortization	0	0	0
Other operating expenses	(779)	(597)	(455)
Total expenses	(779)	(597)	(455)
Income before income taxes	(2,881)	(3,319)	(4,609)
Income taxes	(582)	(837)	(782)
Net income	(2,299)		(3,827)
Net (loss) attributable to noncontrolling interests	0
Net Income Attributted To Canandaigua National Corporation	(2,299)	(2,482)
Total Assets	$ (17,779)	$ (15,552)	$ (10,202)

Condensed Financial Information Parent Company Only (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash in subsidiary bank	$ 6,825	$ 7,992
Cash in other banks	4,430	1,260
Securities available for sale	946	1,105
Investment in Bank	150,301	142,313
Investment in nonbank subsidiaries	27,993	20,873
Other assets1	7,526	3,419
Total assets	198,021	176,962
Liabilities:
Junior subordinated debentures 1	51,547	51,547
Other Liabilities 1	10,694	1,621
Total liabilities	62,241	53,168
Stockholders' Equity	135,780	123,794
Total liabilities and stockholders' equity	$ 198,021	$ 176,962

Condensed Financial Information Parent Company Only 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement Parent Only
Dividends from Bank	$ (12,960)	$ (7,200)	$ (7,200)
Dividends from nonbank subsidiaries	0	0	(500)
Other Income 1	(15)	(56)	(264)
Loss on securities available for sale	34	40	120
Interest and other expenses	(2,743)	(3,105)	(3,376)
Income before undistributed income of subsidiaries	10,198	4,111	4,468
Undistributed current year income of subsidiaries	(6,071)	(13,540)	(9,744)
Income before taxes	(16,269)	(17,651)	(14,212)
Income tax benefit	43	5	982
Net income	$ (16,312)	$ (17,656)	$ (15,194)

Condensed Financial Information Parent Company Only 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income 1	$ (16,312)	$ (17,656)	$ (15,194)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, amortization and accretion 1	0	(24)	(24)
Undistributed current year earnings of subsidiaries	6,071	13,540	9,744
Loss on securities available for sale 1	(34)	(40)	(120)
Other1	3,407	(1,432)	1,068
Net cash provided by operating activities	(6,868)	(5,612)	(4,526)
Cash flows from investing activities:
Proceeds transactions of securities available for sale	(62)	(1,499)	0
Acquisition of company	2,250	0	0
Investment in subsidiaries	5	501	8,055
Purchases of other investments, net	0	331	37
Fixed assets sold to subsidiary	0	(453)	0
Net cash (used in) provided by investing activities	2,193	(1,120)	8,092
Cash flows from financing activities:
Payments for treasury stock transactions, net	173	147	327
Tax benefit from stock option exercise 1	0	(232)	0
Change in noncontrolling interest, net	(2,906)	0	0
Dividends paid 1	5,405	5,121	4,669
Net cash (used in) provided by financing activities	2,672	5,036	4,996
Net increase (decrease) in cash	(2,003)	(1,696)	8,562
Cash at beginning of year	9,252	7,556	16,118
Cash at end of year	$ 11,255	$ 9,252	$ 7,556

Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial Assets:
Servicing Asset at Fair Value, Amount	$ 3,244	$ 3,418	$ 2,893	$ 2,893
Carrying Amount
Financial Assets:
Cash and equivalents	126,740	138,229
Securities, available-for-sale and held-to-maturity	284,139	272,336
Loans-net	1,276,426	1,189,221
Servicing Asset at Fair Value, Amount	2,489	2,222
Deposits:
Borrowings	0	330
Carrying Amount | Letters of Credit
Other financial instruments:
Other financial instruments	(233)	(127)
Carrying Amount | Interest Rate Swap
Other financial instruments:
Other financial instruments	(4,415)	(933)
Carrying Amount | Demand, savings and money market accounts
Deposits:
Deposits	1,148,406	984,940
Carrying Amount | Time deposits
Deposits:
Deposits	398,204	488,390
Carrying Amount | Junior Subordinated Debenture
Deposits:
Junior subordinated debentures	51,547	51,547
Fair Value
Financial Assets:
Cash and equivalents	126,740	138,229
Securities, available-for-sale and held-to-maturity	289,431	276,856
Loans-net	1,308,531	1,245,838
Servicing Asset at Fair Value, Amount	3,244	3,418
Deposits:
Borrowings	0	328
Fair Value | Letters of Credit
Other financial instruments:
Other financial instruments	(233)	(127)
Fair Value | Interest Rate Swap
Other financial instruments:
Other financial instruments	(4,415)	(933)
Fair Value | Demand, savings and money market accounts
Deposits:
Deposits	1,148,406	984,940
Fair Value | Time deposits
Deposits:
Deposits	393,583	494,654
Fair Value | Junior Subordinated Debenture
Deposits:
Junior subordinated debentures	$ 52,185	$ 52,866

Fair Values Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Securities available for sale, beginning balance	$ 958	$ 972
Realized loss included in operations	(34)	26
Unrealized gain included in other comprehensive income	(125)	(40)
Securities available for sale, end of balance	799	958
Quoted market prices in active markets (Level 1) | U.S. government sponsored enterprise obligations
Assets
Total assets		0
Quoted market prices in active markets (Level 1) | State and municipal obligation
Assets
Total assets		0
Quoted market prices in active markets (Level 1) | Interest Rate Swap
Liabilities
Total liabilities		0
Internal models with significant observable market parameters (Level 2) | Other real estate owned
Assets
Total assets		0
Internal models with significant unobservable market parameters (Level 3) | U.S Treasury
Assets
Total assets	0
Measured on a recurring basis | Quoted market prices in active markets (Level 1) | U.S Treasury
Assets
Total assets	502	503
Measured on a recurring basis | Quoted market prices in active markets (Level 1) | U.S. government sponsored enterprise obligations
Assets
Total assets	0
Measured on a recurring basis | Quoted market prices in active markets (Level 1) | State and municipal obligation
Assets
Total assets	0
Measured on a recurring basis | Quoted market prices in active markets (Level 1) | All other
Assets
Total assets	0	0
Measured on a recurring basis | Quoted market prices in active markets (Level 1) | Interest Rate Swap
Liabilities
Total liabilities	0
Measured on a recurring basis | Quoted market prices in active markets (Level 1) | Letters of Credit
Liabilities
Total liabilities	0	0
Measured on a recurring basis | Internal models with significant observable market parameters (Level 2) | U.S Treasury
Assets
Total assets	0	0
Measured on a recurring basis | Internal models with significant observable market parameters (Level 2) | U.S. government sponsored enterprise obligations
Assets
Total assets	56,125	43,209
Measured on a recurring basis | Internal models with significant observable market parameters (Level 2) | State and municipal obligation
Assets
Total assets	55,425	67,958
Measured on a recurring basis | Internal models with significant observable market parameters (Level 2) | All other
Assets
Total assets	1,407	1,367
Measured on a recurring basis | Internal models with significant observable market parameters (Level 2) | Interest Rate Swap
Liabilities
Total liabilities	4,415	933
Measured on a recurring basis | Internal models with significant observable market parameters (Level 2) | Letters of Credit
Liabilities
Total liabilities	233	127
Measured on a recurring basis | Internal models with significant unobservable market parameters (Level 3) | U.S Treasury
Assets
Total assets		0
Measured on a recurring basis | Internal models with significant unobservable market parameters (Level 3) | U.S. government sponsored enterprise obligations
Assets
Total assets	0	0
Measured on a recurring basis | Internal models with significant unobservable market parameters (Level 3) | State and municipal obligation
Assets
Total assets	0	0
Measured on a recurring basis | Internal models with significant unobservable market parameters (Level 3) | All other
Assets
Total assets	799	958
Measured on a recurring basis | Internal models with significant unobservable market parameters (Level 3) | Interest Rate Swap
Liabilities
Total liabilities	0	0
Measured on a recurring basis | Internal models with significant unobservable market parameters (Level 3) | Letters of Credit
Liabilities
Total liabilities	0	0
Measured on a recurring basis | Carrying Amount | U.S Treasury
Assets
Total assets	502	503
Measured on a recurring basis | Carrying Amount | U.S. government sponsored enterprise obligations
Assets
Total assets	56,125	43,209
Measured on a recurring basis | Carrying Amount | State and municipal obligation
Assets
Total assets	55,425	67,958
Measured on a recurring basis | Carrying Amount | All other
Assets
Total assets	2,206	2,325
Measured on a recurring basis | Carrying Amount | Interest Rate Swap
Liabilities
Total liabilities	4,415	933
Measured on a recurring basis | Carrying Amount | Letters of Credit
Liabilities
Total liabilities	233	127
Measured on a non-recurring basis | Quoted market prices in active markets (Level 1) | Loans-held-for-sale
Assets
Total assets	0	0
Measured on a non-recurring basis | Quoted market prices in active markets (Level 1) | Collateral dependent impaired loans
Assets
Total assets	0	0
Measured on a non-recurring basis | Quoted market prices in active markets (Level 1) | Other real estate owned
Assets
Total assets	0	0
Measured on a non-recurring basis | Quoted market prices in active markets (Level 1) | Loans servicing assets
Assets
Total assets	0	0
Measured on a non-recurring basis | Internal models with significant observable market parameters (Level 2) | Loans-held-for-sale
Assets
Total assets	7,556	14,113
Measured on a non-recurring basis | Internal models with significant observable market parameters (Level 2) | Collateral dependent impaired loans
Assets
Total assets	0	0
Measured on a non-recurring basis | Internal models with significant observable market parameters (Level 2) | Other real estate owned
Assets
Total assets	0
Measured on a non-recurring basis | Internal models with significant observable market parameters (Level 2) | Loans servicing assets
Assets
Total assets	0	0
Measured on a non-recurring basis | Internal models with significant unobservable market parameters (Level 3) | Loans-held-for-sale
Assets
Total assets	0	0
Measured on a non-recurring basis | Internal models with significant unobservable market parameters (Level 3) | Collateral dependent impaired loans
Assets
Total assets	2,453	3,116
Measured on a non-recurring basis | Internal models with significant unobservable market parameters (Level 3) | Other real estate owned
Assets
Total assets	4,235	3,740
Measured on a non-recurring basis | Internal models with significant unobservable market parameters (Level 3) | Loans servicing assets
Assets
Total assets	2,489	2,222
Measured on a non-recurring basis | Carrying Amount | Loans-held-for-sale
Assets
Total assets	7,556	14,113
Measured on a non-recurring basis | Carrying Amount | Collateral dependent impaired loans
Assets
Total assets	2,453	3,116
Measured on a non-recurring basis | Carrying Amount | Other real estate owned
Assets
Total assets	4,235	3,740
Measured on a non-recurring basis | Carrying Amount | Loans servicing assets
Assets
Total assets	$ 2,489	$ 2,222